UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, NW
Washington, D.C. 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	June 30, 2008

Fund of Funds Portfolios
Balanced Strategy
Equity Growth Strategy
Growth and Income Strategy
Growth Strategy
Income Strategies
Satellite Strategies

Goldman Sachs Fund of Funds Portfolios

■	GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

■	GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

■	GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

■	GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

■	GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

■	GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Goldman Sachs Fund of Funds Portfolios
TABLE OF CONTENTS

Principal Investment Strategies and Risks	2
Investment Process	4
Letters to Shareholders and Performance Summaries	5
Schedules of Investments	21
Financial Statements	28
Notes to the Financial Statements	35
Financial Highlights	54
Other Information	66

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Funds. For additional information concerning the risks applicable to the Funds, please see the Funds’ Prospectuses.

The Balanced Strategy Portfolio invests in affiliated domestic and international fixed income and equity funds (“underlying funds”). The Portfolio expects to invest more than 25% of its assets in the Goldman Sachs Short Duration Government Fund, and a relatively significant percentage of its assets in the Goldman Sachs Global Income, Goldman Sachs High Yield, Goldman Sachs Structured Large Cap Growth, Goldman Sachs Structured Large Cap Value, and Goldman Sachs Structured International Equity Funds. The Portfolio is subject to the risk factors of each underlying fund, which include prepayment, credit and interest rate risk; the price fluctuations of U.S. government securities in response to changes in interest rates and inflation; the volatility of investments in the markets; and the political, economic and currency risks of non-U.S. investments. From time to time, the underlying funds in which the Portfolio invests may change. Because the Portfolio is subject to the underlying fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests in stocks and bonds.

The Equity Growth Strategy Portfolio invests substantially all of its assets in affiliated underlying equity funds (“underlying funds”). The Portfolio expects to invest a relatively significant percentage of its assets in the Goldman Sachs Structured Large Cap Growth, Goldman Sachs Structured Large Cap Value and Goldman Sachs Structured International Equity Funds. The Portfolio is subject to the risk factors of each underlying fund, which include the volatility of investments in the markets; and the political, economic and currency risks of non-U.S. investments. From time to time, the underlying funds in which the Portfolio invests may change. Because the Portfolio is subject to the underlying fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests in stocks and bonds.

The Growth and Income Strategy Portfolio invests in affiliated domestic and international fixed income and equity funds (“underlying funds”). The Portfolio expects to invest a relatively significant percentage of its assets in the Goldman Sachs Structured Large Cap Growth, Goldman Sachs Structured Large Cap Value, Goldman Sachs Structured International Equity, Goldman Sachs Core Fixed Income and Goldman Sachs Global Income Funds. The Portfolio is subject to the risk factors of each underlying fund, which include prepayment, credit and interest rate risk; the price fluctuations of U.S. government securities in response to changes in interest rates and inflation; the volatility of investments in the markets; and the political, economic and currency risks of non-U.S. investments. From time to time, the underlying funds in which the Portfolio invests may change. Because the Portfolio is subject to the underlying fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests in stocks and bonds.

The Growth Strategy Portfolio invests primarily in a blend of affiliated domestic and international fixed income and equity funds (“underlying funds”). The Portfolio expects to invest a relatively significant percentage of its assets in the Goldman Sachs Structured Large Cap Growth, Goldman Sachs Structured Large Cap Value and Goldman Sachs Structured International Equity Funds. The Portfolio is subject to the risk factors of each underlying fund, which include the volatility of investments in the markets; and the political, economic and currency risks of non-U.S. investments. From time to time, the underlying funds in which the Portfolio invests may change. Because the Portfolio is subject to the underlying fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests in stocks and bonds.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

The Income Strategies Portfolio invests in affiliated domestic and international fixed income and equity funds (“underlying funds”). The Portfolio expects to invest more than 25% of its assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund, and a significant percentage of its assets in the Goldman Sachs U.S. Mortgages, Goldman Sachs High Yield and Goldman Sachs Emerging Markets Debt Funds. The Portfolio is subject to the risk factors of each underlying fund, which include prepayment, credit and interest rate risk; the price fluctuations of U.S. government securities in response to changes in interest rates and inflation; the volatility of investments in the markets; and the political, economic and currency risks of non-U.S. investments. From time to time, the underlying funds in which the Portfolio invests may change. Because the Portfolio is subject to the underlying fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests in stocks and bonds.

The Satellite Strategies Portfolio invests primarily in affiliated fixed income and equity funds which are considered to invest in satellite asset classes (“underlying funds”). Satellite asset classes have low correlations to traditional market exposures such as large cap equities and investment grade fixed income. The Portfolio expects to invest relatively significant percentages in the Goldman Sachs Emerging Markets Equity, Goldman Sachs International Small Cap, Goldman Sachs Real Estate Securities, Goldman Sachs International Real Estate Securities, Goldman Sachs High Yield, Goldman Sachs Emerging Markets Debt and Goldman Sachs Commodity Strategy Funds. The Portfolio is subject to the risk factors of each underlying fund, which include prepayment, credit and interest rate risk; the price fluctuations of U.S. government securities in response to changes in interest rates and inflation; the volatility of investments in the markets (including REITs); political, economic and currency risks of non-U.S. investments; and the volatility of investments in commodities. From time to time, the underlying funds in which the Portfolio invests may change. Because the Portfolio is subject to the underlying fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests in stocks and bonds.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

What Differentiates Goldman Sachs’
Approach to Asset Allocation?

We believe that strong, consistent investment results through asset allocation are best achieved through teams of experts working together on a global scale:

EACH GOLDMAN SACHS ASSET ALLOCATION STRATEGY DELIVERS:

■ Comprehensive investment strategies for any life stage

■ Automatic diversification and risk management benefits

■ Forward-looking, quarterly tactical reallocation

■ Simplicity and efficiency

■	Goldman Sachs’ Quantitative Investment Strategies Team determines the strategic and quarterly tactical asset allocations. The team is comprised of over 150 professionals with significant academic and practitioner experience.

■	Goldman Sachs’ Portfolio Management Teams offer expert management of the mutual funds that are contained within each Asset Allocation Strategy. These same teams manage portfolios for institutional and high net worth investors.

Goldman Sachs Asset Allocation Investment Process

Quantitative Investment Strategies Team
Each Fund of Funds portfolio represents a diversified global portfolio on the efficient frontier. The portfolios differ in their long-term objective, and therefore, their asset allocation mix. The long-term strategic asset allocation is the primary source of risk and the corresponding primary determinant of total return. It therefore represents an anchor, or neutral starting point, from which tactical asset allocation decisions are made.

Quantitative Investment Strategies Team
For each portfolio, the strategic asset allocation is combined with a measured amount of tactical risk. Changing market conditions create opportunities to capitalize on investing in different countries and asset classes relative to others over time. Within each strategy, we shift assets away from the strategic allocation (over and underweighting certain asset classes and countries) to seek to benefit from changing conditions in global capital markets.

Using proprietary portfolio construction models to maintain each Portfolio’s original risk/return profile over time, the team makes eight active decisions based on its current outlook on global equity, fixed income and currency markets.

■ Asset class selection	Are stocks, bonds or cash more attractive?
■ Regional equity selection	Are U.S. or non-U.S. equities more attractive?
■ Regional bond selection	Are U.S. or non-U.S. bonds more attractive?
■ U.S. equity style selection	Are U.S. value or U.S. growth equities more attractive?
■ U.S. equity size selection	Are U.S. large-cap or U.S. small-cap equities more attractive?
■ Equity country selection	Which international countries are more attractive?
■ High yield selection	Are high yield or core fixed income securities more attractive?
■ Emerging/developed equity selection	Are emerging or developed equities more attractive?

Mutual Fund Portfolio Management Teams
Each portfolio is comprised of underlying Goldman Sachs Mutual Funds managed by broad, deep portfolio management teams. In addition to global tactical asset allocation, we seek to generate excess returns through security selection within each underlying mutual fund. Whether in the equity or fixed income arenas, these portfolio management teams share a commitment to firsthand fundamental research and seek performance driven by successful security selection.

PORTFOLIO RESULTS

Fund of Funds Portfolios

Dear Shareholder:

This report provides an overview on the performance of the Goldman Sachs Fund of Funds Portfolios (individually, the “Portfolio,” and collectively, the “Portfolios”) for the six-month period ended June 30, 2008.

Asset Allocation

Overall, the various Portfolios invest their assets in a strategic mix of underlying equity and fixed income funds. Every June, we reset our strategic benchmarks in an effort to reflect current market expectations and to bring the total equity portion of the various Portfolios inline with our long-term target weights. During the rest of the year, we allow these strategic targets to shift with their respective market returns but we continue to adjust our tactical allocations to reflect our views. We adjust the overall asset allocation each quarter based on current market conditions and our economic and market forecasts. By reallocating the Portfolios on a quarterly basis, we seek to enhance performance over the long-term.

Regional and Sector Preferences

■	Asset Class Selection — Our quantitative models preferred international assets throughout the six-month period ended June 30, 2008. We strongly favored foreign stocks over U.S. stocks and preferred international bonds over U.S. bonds, though our belief in the strength of international bonds over U.S. bonds was moderated to some extent during the second quarter. Within our asset class timing decision, which tactically positions our exposure to stocks, bonds and cash, we were overweight stocks for the entire period. One of our most significant tactical decisions was a bullish position in emerging markets relative to developed equity markets. This was based on strong relative long-term momentum and the attractive risk premium offered by emerging market equities.

Within our equity style and size allocation models, we had a moderate bias toward U.S. growth stocks. Although we perceived value stocks to be relatively inexpensive in comparison to growth stocks, we continued to favor growth stocks as a result of favorable business conditions and perceived strength in corporate earnings. In the first quarter, we moved to overweight small-cap stocks versus large-cap stocks based on favorable momentum and relatively greater compensation for the level of risk taken. By the second quarter, increased market risk caused us to decrease our overweight position moderately.

In the fixed income sector, we were overweight high yield issues during the reporting period given our view on the equity versus fixed income return spread.

■	Equities — During the reporting period, we maintained our overweight in international equities relative to U.S. equities. We strongly preferred international equities versus U.S. equities as we found that international equity markets offered more attractive compensation for risk and we also viewed international equity as relatively inexpensive when compared to domestic equity.

PORTFOLIO RESULTS

We also implemented our country level views within the Goldman Sachs Structured International Equity Fund. For the period, our strongest views were reflected within Europe, where we were overweight France and Norway due to attractive valuations, relative to underweights in Spain and Italy which exhibited less supportive macroeconomic conditions. Within Asia, while we began the year with modestly bullish views on Australia, Singapore and Hong Kong, we became slightly underweight in the region by the second quarter due to expensive valuations and a deteriorating macroeconomic environment.

■	Fixed Income — We preferred international fixed income over U.S. fixed income entering 2008, though we moderated our view by the second quarter. We were overweight international fixed income as yields on U.S. bonds remained unattractive and as foreign risk premiums and macroeconomic conditions continued to appear more favorable.

Fund of Funds Portfolios’ Performance

The performance of your Portfolio is driven primarily by three factors: 1) strategic asset allocation policy, 2) underlying fund performance, and 3) asset allocation decisions.

1.	CONTRIBUTION OF STRATEGIC ASSET ALLOCATION POLICY

On an absolute basis, the Fund of Funds Portfolios had negative performance over the six- month period ended June 30, 2008. In general, the Portfolios’ returns were driven primarily by their equity exposure as global stock markets retreated significantly in the first half of 2008. The Portfolios did benefit from their modest exposure to commodities, as they rallied over 40% during the reporting period.

2.	CONTRIBUTION OF UNDERLYING FUND PERFORMANCE

The second component of the Portfolios’ performance is the contribution from our underlying fund managers. Overall, underlying fund security selection detracted modestly from all the Portfolios for the six-month period ended June 30, 2008. Among the weakest performers were the Structured Emerging Markets Equity Fund, the Global Income Fund and the Core Fixed Income Fund.

3.	CONTRIBUTION OF ASSET ALLOCATION DECISIONS

Our Global Tactical Asset Allocation (GTAA) decisions detracted from returns across all Portfolios during the first half of 2008. They detracted approximately 20 basis points of excess return in the Equity Growth Strategy Portfolio, 60 basis points in the Growth Strategy Portfolio, 70 basis points in the Growth and Income Strategy Portfolio as well as the Balanced Strategy Portfolio. Our asset class timing decision detracted most for the period, as our overweight in stocks was hurt by retreating equity markets globally for the first half of the year.

PORTFOLIO RESULTS

■	Goldman Sachs Balanced Strategy Portfolio — During the six-month period ended June 30, 2008, the Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns of –3.04%, –3.41%, –3.50%, –2.94% and –3.09%, respectively. Over the same period, the Portfolio’s Class IR and R Shares generated cumulative total returns of –2.93% and –3.17%, respectively.

■	Goldman Sachs Equity Growth Strategy Portfolio — During the six-month period ended June 30, 2008, the Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns of –9.40%, –9.74%, –9.71%, –9.23% and –9.42%, respectively. Over the same period, the Portfolio’s Class IR and R Shares generated cumulative total returns of –9.25% and –9.51%, respectively.

■	Goldman Sachs Growth and Income Strategy Portfolio — During the six-month period ended June 30, 2008, the Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns of –6.54%, –6.84%, –6.86%, –6.33% and –6.60%, respectively. Over the same period, the Portfolio’s Class IR and R Shares generated cumulative total returns of –6.43% and –6.72%, respectively.

■	Goldman Sachs Growth Strategy Portfolio — During the six-month period ended June 30, 2008, the Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns of –8.43%, –8.72%, –8.72%, –8.26% and –8.47%, respectively. Over the same period, the Portfolio’s Class IR and R Shares generated cumulative total returns of –8.33% and –8.54%, respectively.

Income Strategies Portfolio

1.	CONTRIBUTION OF STRATEGIC ASSET ALLOCATION POLICY AND ASSET ALLOCATION DECISIONS

On a strategic basis, the Portfolio had negative performance over the six-month period ended June 30, 2008. This was driven primarily by the Portfolio’s equity exposure as global stock markets retreated significantly in the first half of 2008. In addition, the asset allocation decisions detracted approximately 65 basis points of excess return for the period. Our asset class timing decision detracted most among our asset allocation decisions, as our overweight in stocks was hurt by poor performance across global equity markets.

2.	CONTRIBUTION OF UNDERLYING FUND PERFORMANCE

Underlying fund security selection detracted from the Portfolio’s performance, with the majority of the underlying funds underperforming their benchmarks. The U.S. Mortgages Fund, the Global Income Fund and the High Yield Fund underperformed the most relative to their respective benchmarks over the reporting period.

PORTFOLIO RESULTS

■	Goldman Sachs Income Strategies Portfolio — During the six-month period that ended June 30, 2008, the Portfolio’s Class A, C and Institutional Shares generated cumulative total returns of –5.98%, –6.33% and –5.90%, respectively. During the same period, the Portfolio’s Class IR and R Shares generated cumulative total returns of –6.03% and –6.12%, respectively.

Satellite Strategies Portfolio

PERFORMANCE

Commodities were, by far, the Portfolio’s strongest performing asset class over the reporting period. In contrast, international real estate and emerging market equities were both down significantly.

The underlying funds collectively underperformed their benchmarks during the reporting period. The International Small Cap and the High Yield Funds underperformed the most relative to their respective benchmarks over the reporting period.

■	Goldman Sachs Satellite Strategies Portfolio — During the six-month period that ended June 30, 2008, the Portfolio’s Class A, C and Institutional Shares generated cumulative total returns of 0.35%, –0.07% and 0.41%, respectively. Over the same period, the Portfolio’s Class IR and R Shares generated cumulative total returns of 0.47% and 0.12%, respectively.

We hope this summary has been helpful to you in your understanding of how we manage your Portfolio. We thank you for the confidence you have placed in us and we look forward to your continued support.

Goldman Sachs Quantitative Investment Strategies Team

July 17, 2008

FUND BASICS

Balanced Strategy
as of June 30, 2008

PERFORMANCE REVIEW

December 31, 2007–June 30, 2008	Portfolio Total Return (based on NAV)[1]

Class A	-3.04%
Class B	-3.41
Class C	-3.50
Institutional	-2.94
Service	-3.09
Class IR	-2.93
Class R	-3.17

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS2

For the period ended 6/30/08	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-7.90%	6.44%	4.11%	4.44%	1/2/98
Class B	-8.06	6.50	3.92	4.23	1/2/98
Class C	-4.28	6.84	3.92	4.23	1/2/98
Institutional	-2.21	8.09	5.11	5.42	1/2/98
Service	-2.70	7.55	4.61	4.91	1/2/98
Class IR	N/A	N/A	N/A	-3.30	11/30/07
Class R	N/A	N/A	N/A	-3.58	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.
Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS3

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.25%	1.40%
Class B	2.00	2.15
Class C	2.00	2.15
Institutional	0.85	1.00
Service	1.35	1.50
Class IR	1.00	1.15
Class R	1.50	1.65

[3]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

[4]	The tactical fund weightings are set at the beginning of each calendar quarter. The weightings in the chart above reflects the allocations from April 1, 2008 to June 30, 2008. Actual Fund weightings in the Fund of Funds Portfolios may differ from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

OVERALL FUND WEIGHTINGS5

Percentage of Net Assets

[5]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Short-term investments include money market funds and repurchase agreements, if any. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS

Equity Growth Strategy
as of June 30, 2008

PERFORMANCE REVIEW

December 31, 2007–June 30, 2008	Portfolio Total Return (based on NAV)[1]

Class A	-9.40%
Class B	-9.74
Class C	-9.71
Institutional	-9.23
Service	-9.42
Class IR	-9.25
Class R	-9.51

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS2

For the period ended 6/30/08	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-16.74%	12.06%	4.09%	4.63%	1/2/98
Class B	-16.94	12.21	3.89	4.41	1/2/98
Class C	-13.40	12.51	3.91	4.43	1/2/98
Institutional	-11.56	13.79	5.09	5.58	1/2/98
Service	-11.94	13.22	4.58	5.09	1/2/98
Class IR	N/A	N/A	N/A	-10.53	11/30/07
Class R	N/A	N/A	N/A	-10.83	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.
Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS3

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.35%	1.78%
Class B	2.10	2.53
Class C	2.10	2.53
Institutional	0.95	1.38
Service	1.45	1.88
Class IR	1.10	1.53
Class R	1.60	2.03

[3]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

[4]	The tactical fund weightings are set at the beginning of each calendar quarter. The weightings in the chart above reflects the allocations from April 1, 2008 to June 30, 2008. Actual Fund weightings in the Fund of Funds Portfolios may differ from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

OVERALL FUND WEIGHTINGS5

Percentage of Net Assets

[5]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Short-term investments include money market funds and repurchase agreements, if any. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS

Growth and Income Strategy
as of June 30, 2008

PERFORMANCE REVIEW

December 31, 2007–June 30, 2008	Portfolio Total Return (based on NAV)[1]

Class A	-6.54%
Class B	-6.84
Class C	-6.86
Institutional	-6.33
Service	-6.60
Class IR	-6.43
Class R	-6.72

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS2

For the period ended 6/30/08	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-11.89%	8.71%	4.35%	4.88%	1/2/98
Class B	-12.02	8.80	4.15	4.67	1/2/98
Class C	-8.40	9.11	4.15	4.66	1/2/98
Institutional	-6.39	10.38	5.37	5.87	1/2/98
Service	-6.83	9.83	4.84	5.34	1/2/98
Class IR	N/A	N/A	N/A	-7.13	11/30/07
Class R	N/A	N/A	N/A	-7.45	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.
Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS3

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.34%	1.64%
Class B	2.09	2.39
Class C	2.09	2.39
Institutional	0.94	1.24
Service	1.44	1.74
Class IR	1.09	1.39
Class R	1.59	1.89

[3]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

[4]	The tactical fund weightings are set at the beginning of each calendar quarter. The weightings in the chart above reflects the allocations from April 1, 2008 to June 30, 2008. Actual Fund weightings in the Fund of Funds Portfolios may differ from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

OVERALL FUND WEIGHTINGS5

Percentage of Net Assets

[5]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Short-term investments include money market funds and repurchase agreements, if any. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS

Growth Strategy
as of June 30, 2008

PERFORMANCE REVIEW

December 31, 2007–June 30, 2008	Portfolio Total Return (based on NAV)[1]

Class A	-8.43%
Class B	-8.72
Class C	-8.72
Institutional	-8.26
Service	-8.47
Class IR	-8.33
Class R	-8.54

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS2

For the period ended 6/30/08	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-15.20%	10.41%	4.00%	4.58%	1/2/98
Class B	-15.34	10.56	3.82	4.38	1/2/98
Class C	-11.79	10.87	3.81	4.38	1/2/98
Institutional	-9.87	12.13	5.02	5.57	1/2/98
Service	-10.32	11.57	4.49	5.03	1/2/98
Class IR	N/A	N/A	N/A	-9.38	11/30/07
Class R	N/A	N/A	N/A	-9.62	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.
Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS3

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.35%	1.70%
Class B	2.10	2.45
Class C	2.10	2.45
Institutional	0.95	1.30
Service	1.45	1.80
Class IR	1.10	1.45
Class R	1.60	1.95

[3]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

[4]	The tactical fund weightings are set at the beginning of each calendar quarter. The weightings in the chart above reflects the allocations from April 1, 2008 to June 30, 2008. Actual Fund weightings in the Fund of Funds Portfolios may differ from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

OVERALL FUND WEIGHTINGS5

Percentage of Net Assets

[5]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Short-term investments include money market funds and repurchase agreements, if any. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS

Income Strategies
as of June 30, 2008

PERFORMANCE REVIEW

December 31, 2007–June 30, 2008	Portfolio Total Return (based on NAV)[1]

Class A	-5.98%
Class C	-6.33
Institutional	-5.90
Class IR	-6.03
Class R	-6.12

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS2

For the period ended 6/30/08	One Year	Since Inception	Inception Date

Class A	-11.51%	-8.36%	3/30/07
Class C	-7.94	-4.89	3/30/07
Institutional	-5.97	-3.81	3/30/07
Class IR	N/A	-6.66	11/30/07
Class R	N/A	-6.78	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.
Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS3

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.33%	4.19%
Class C	2.08	4.94
Institutional	0.93	3.79
Class IR	1.08	3.94
Class R	1.58	4.44

[3]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

[4]	The tactical fund weightings are set at the beginning of each calendar quarter. The weightings in the chart above reflects the allocations from April 1, 2008 to June 30, 2008. Actual Fund weightings in the Fund of Funds Portfolios may differ from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

OVERALL FUND WEIGHTINGS5

Percentage of Net Assets

[5]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Short-term investments include money market funds and repurchase agreements, if any. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS

Satellite Strategies
as of June 30, 2008

PERFORMANCE REVIEW

December 31, 2007–June 30, 2008	Portfolio Total Return (based on NAV)[1]

Class A	0.35%
Class C	-0.07
Institutional	0.41
Class IR	0.47
Class R	0.12

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS2

For the period ended 6/30/08	One Year	Since Inception	Inception Date

Class A	-2.24%	0.03%	3/30/07
Class C	1.40	3.74	3/30/07
Institutional	3.42	4.74	3/30/07
Class IR	N/A	-0.15	11/30/07
Class R	N/A	-0.54	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.
Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS3

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.49%	3.32%
Class C	2.24	4.07
Institutional	1.09	2.92
Class IR	1.24	3.07
Class R	1.74	3.57

[3]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

[4]	The tactical fund weightings are set at the beginning of each calendar quarter. The weightings in the chart above reflects the allocations from April 1, 2008 to June 30, 2008. Actual Fund weightings in the Fund of Funds Portfolios may differ from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

OVERALL FUND WEIGHTINGS5

Percentage of Net Assets

[5]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Short-term investments include money market funds and repurchase agreements, if any. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Description	Value

INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 100.0%

Equity – 43.8%
8,975,939	Goldman Sachs Structured International Equity Fund – 15.4%	$117,764,319
5,250,274	Goldman Sachs Structured Large Cap Growth Fund – 9.0%	68,988,603
4,834,318	Goldman Sachs Structured Large Cap Value Fund – 7.2%	55,014,537
2,358,181	Goldman Sachs Structured Small Cap Equity Fund – 3.4%	25,657,008
841,973	Goldman Sachs Emerging Markets Equity Fund – 2.7%	20,426,269
1,625,692	Goldman Sachs Structured Emerging Markets Equity Fund – 1.8%	13,785,866
1,328,844	Goldman Sachs Structured International Small Cap Fund – 1.5%	11,149,001
1,262,641	Goldman Sachs International Real Estate Securities Fund – 1.4%	11,048,108
725,271	Goldman Sachs Real Estate Securities Fund – 1.4%	10,581,699

		334,415,410

Fixed Income – 56.2%
26,095,696	Goldman Sachs Short Duration Government Fund – 34.2%	260,696,002
7,921,065	Goldman Sachs Global Income Fund – 13.0%	99,250,943
1,576,476	Goldman Sachs Commodity Strategy Fund – 3.5%	26,894,689
2,573,457	Goldman Sachs High Yield Fund – 2.4%	18,323,012
1,194,195	Goldman Sachs Local Emerging Markets Debt Fund – 1.6%	11,655,342
1,016,754	Goldman Sachs Emerging Markets Debt Fund – 1.5%	11,550,329

		428,370,317

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 100.0%
(Cost $783,170,929)		$762,785,727

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(105,719)

NET ASSETS – 100.0%		$762,680,008

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Description	Value

INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 100.4%

Equity – 96.1%
27,476,496	Goldman Sachs Structured International Equity Fund – 36.3%	$360,491,625
14,999,074	Goldman Sachs Structured Large Cap Growth Fund – 19.8%	197,087,837
13,796,706	Goldman Sachs Structured Large Cap Value Fund – 15.8%	157,006,517
7,154,475	Goldman Sachs Structured Small Cap Equity Fund – 7.8%	77,840,687
2,516,093	Goldman Sachs Emerging Markets Equity Fund – 6.1%	61,040,413
4,980,520	Goldman Sachs Structured Emerging Markets Equity Fund – 4.3%	42,234,813
2,606,671	Goldman Sachs International Real Estate Securities Fund – 2.3%	22,808,368
1,462,739	Goldman Sachs Real Estate Securities Fund – 2.2%	21,341,364
1,762,579	Goldman Sachs Structured International Small Cap Fund – 1.5%	14,788,037

		954,639,661

Fixed Income – 4.3%
2,516,583	Goldman Sachs Commodity Strategy Fund – 4.3%	42,932,900

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 100.4%
(Cost $1,079,300,226)		$997,572,561

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(4,145,397)

NET ASSETS – 100.0%		$993,427,164

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Description	Value

INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 100.3%

Equity – 65.2%
59,902,877	Goldman Sachs Structured International Equity Fund – 23.3%	$785,925,744
35,943,978	Goldman Sachs Structured Large Cap Growth Fund – 14.0%	472,303,874
29,829,068	Goldman Sachs Structured Large Cap Value Fund – 10.0%	339,454,791
18,728,014	Goldman Sachs Structured Small Cap Equity Fund – 6.0%	203,760,792
6,242,540	Goldman Sachs Emerging Markets Equity Fund – 4.5%	151,444,031
12,236,839	Goldman Sachs Structured Emerging Markets Equity Fund – 3.1%	103,768,392
6,032,042	Goldman Sachs Structured International Small Cap Fund – 1.5%	50,608,829
5,569,694	Goldman Sachs International Real Estate Securities Fund – 1.4%	48,734,827
3,247,479	Goldman Sachs Real Estate Securities Fund – 1.4%	47,380,718

		2,203,381,998

Fixed Income – 35.1%
53,238,996	Goldman Sachs Global Income Fund – 19.7%	667,084,622
7,343,910	Goldman Sachs Commodity Strategy Fund – 3.7%	125,287,099
12,638,318	Goldman Sachs Core Fixed Income Fund – 3.5%	118,926,570
16,446,122	Goldman Sachs High Yield Fund – 3.5%	117,096,392
5,385,801	Goldman Sachs Short Duration Government Fund – 1.6%	53,804,155
5,386,445	Goldman Sachs Local Emerging Markets Debt Fund – 1.6%	52,571,701
4,558,382	Goldman Sachs Emerging Markets Debt Fund – 1.5%	51,783,214

		1,186,553,753

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 100.3%
(Cost $3,596,360,450)		$3,389,935,751

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(8,936,749)

NET ASSETS – 100.0%		$3,380,999,002

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Description	Value

INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 100.6%

Equity – 85.9%
65,638,065	Goldman Sachs Structured International Equity Fund – 31.1%	$861,171,413
40,603,049	Goldman Sachs Structured Large Cap Growth Fund – 19.3%	533,524,064
37,139,649	Goldman Sachs Structured Large Cap Value Fund – 15.3%	422,649,206
16,763,247	Goldman Sachs Structured Small Cap Equity Fund – 6.6%	182,384,123
6,151,558	Goldman Sachs Emerging Markets Equity Fund – 5.4%	149,236,792
12,279,192	Goldman Sachs Structured Emerging Markets Equity Fund – 3.8%	104,127,551
4,932,977	Goldman Sachs International Real Estate Securities Fund – 1.5%	43,163,545
4,995,639	Goldman Sachs Structured International Small Cap Fund – 1.5%	41,913,411
2,681,531	Goldman Sachs Real Estate Securities Fund – 1.4%	39,123,544

		2,377,293,649

Fixed Income – 14.7%
6,094,230	Goldman Sachs Commodity Strategy Fund – 3.8%	103,967,557
6,983,214	Goldman Sachs Global Income Fund – 3.2%	87,499,667
7,708,842	Goldman Sachs Core Fixed Income Fund – 2.6%	72,540,204
7,712,750	Goldman Sachs High Yield Fund – 2.0%	54,914,778
4,451,678	Goldman Sachs Local Emerging Markets Debt Fund – 1.6%	43,448,382
3,788,780	Goldman Sachs Emerging Markets Debt Fund – 1.5%	43,040,544

		405,411,132

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 100.6%
(Cost $2,993,484,957)		$2,782,704,781

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(16,729,901)

NET ASSETS – 100.0%		$2,765,974,880

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Description	Value

INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 100.3%

Equity – 51.5%
610,257	Goldman Sachs International Equity Dividend and Premium Fund – 26.6%	$5,614,368
322,289	Goldman Sachs U.S. Equity Dividend and Premium Fund – 14.1%	2,971,502
158,607	Goldman Sachs International Real Estate Securities Fund – 6.6%	1,387,809
61,567	Goldman Sachs Real Estate Securities Fund – 4.2%	898,262

		10,871,941

Fixed Income – 48.8%
364,186	Goldman Sachs High Yield Fund – 12.3%	2,593,002
179,187	Goldman Sachs Investment Grade Credit Fund – 8.1%	1,702,275
165,134	Goldman Sachs Local Emerging Markets Debt Fund – 7.6%	1,611,711
126,657	Goldman Sachs Emerging Markets Debt Fund – 6.8%	1,438,824
110,509	Goldman Sachs U.S. Mortgages Fund – 5.0%	1,052,050
54,671	Goldman Sachs Government Income Fund – 3.9%	810,765
62,965	Goldman Sachs Ultra-Short Duration Government Fund – 2.7%	576,132
40,255	Goldman Sachs Global Income Fund – 2.4%	504,391

		10,289,150

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 100.3%
(Cost $22,701,065)		$21,161,091

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(53,272)

NET ASSETS – 100.0%		$21,107,819

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Description	Value

INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 98.6%

Equity – 45.3%
3,351,221	Goldman Sachs Concentrated Emerging Markets Equity Fund – 16.5%	$33,813,816
1,867,040	Goldman Sachs International Small Cap Fund – 15.8%	32,299,798
1,842,492	Goldman Sachs International Real Estate Securities Fund – 7.9%	16,121,802
720,199	Goldman Sachs Real Estate Securities Fund – 5.1%	10,507,699

		92,743,115

Fixed Income – 53.3%
2,589,675	Goldman Sachs Commodity Strategy Fund – 21.6%	44,179,861
2,187,749	Goldman Sachs Emerging Markets Debt Fund – 12.2%	24,852,832
3,381,019	Goldman Sachs High Yield Fund – 11.8%	24,072,858
1,619,367	Goldman Sachs Local Emerging Markets Debt Fund – 7.7%	15,805,024

		108,910,575

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES)
(Cost $205,132,595)		$201,653,690

Principal	Interest	Maturity
Amount	Rate	Date	Value

REPURCHASE AGREEMENT(a) – 0.9%

Joint Repurchase Agreement Account II
$1,800,000	2.666%	07/01/08	$1,800,000
Maturity Value: $1,800,133

TOTAL INVESTMENTS – 99.5%
(Cost $206,932,595)			$203,453,690

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			1,011,621

NET ASSETS – 100.0%			$204,465,311

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Joint repurchase agreement was entered into on June 30, 2008. Additional information appears on page 27.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2008, the Satellite Strategies Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $1,800,000 in principal amount.

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$2,000,000,000	2.75%	07/01/08	$2,000,152,778

Banc of America Securities LLC	3,945,000,000	2.65	07/01/08	3,945,290,396

Banc of America Securities LLC	500,000,000	2.25	07/01/08	500,031,250

Barclays Capital, Inc.	2,100,000,000	2.70	07/01/08	2,100,157,500

Credit Suisse Securities (USA) LLC	180,000,000	2.55	07/01/08	180,012,750

Deutsche Bank Securities, Inc.	3,500,000,000	2.70	07/01/08	3,500,262,500

Greenwich Capital Markets	375,000,000	2.75	07/01/08	375,028,646

JPMorgan Securities	2,500,000,000	2.70	07/01/08	2,500,187,500

Lehman Brothers Holdings, Inc.	4,423,900,000	2.65	07/01/08	4,424,225,648

Merrill Lynch & Co., Inc.	1,000,000,000	2.50	07/01/08	1,000,069,444

Morgan Stanley & Co.	500,000,000	2.50	07/01/08	500,034,722

UBS Securities LLC	4,000,000,000	2.70	07/01/08	4,000,300,000

TOTAL				$25,025,753,134

At June 30, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 2.270% to 3.500%, due 04/14/09 to 02/05/10; Federal Home Loan Mortgage Corp., 4.000% to 16.250%, due 11/01/08 to 04/01/38; Federal National Mortgage Association, 3.150% to 16.000%, due 07/01/08 to 07/01/48 and Government National Mortgage Association, 6.000%, due 01/15/38. The aggregate market value of the collateral, including accrued interest, was $25,578,123,127.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Assets and Liabilities
June 30, 2008 (Unaudited)

Balanced Strategy
Portfolio

Assets:

Investments in securities, at value (identified cost $783,170,929, $1,079,300,226, $3,596,360,450, $2,993,484,957, $22,701,065 and $206,932,595, respectively)	$762,785,727
Receivables:
Investment securities sold	98,471,709
Dividends and interest	2,073,123
Portfolio shares sold	1,975,104
Reimbursement from adviser	54,200
Other assets	3,273

Total assets	865,363,136

Liabilities:

Due to Custodian	784,034
Payables:
Investment securities purchased	99,766,178
Portfolio shares redeemed	1,513,489
Amounts owed to affiliates	457,458
Accrued expenses	161,969

Total liabilities	102,683,128

Net Assets:

Paid-in capital	787,032,217
Accumulated undistributed (distributions in excess of) net investment income (loss)	(4,902)
Accumulated net realized gain (loss) from investment transactions	(3,962,105)
Net unrealized loss on investments	(20,385,202)

NET ASSETS	$762,680,008

Net Assets:
Class A	$419,271,112
Class B	43,828,261
Class C	164,799,650
Institutional	129,012,444
Service	5,749,234
Class IR	9,666
Class R	9,641

Total Net Assets	$762,680,008

Shares outstanding $0.001 par value (unlimited number of shares authorized)
Class A	39,487,670
Class B	4,128,850
Class C	15,525,481
Institutional	12,145,170
Service	540,474
Class IR	911
Class R	909

Net asset value, offering and redemption price per share:(a)
Class A	$10.62
Class B	10.62
Class C	10.61
Institutional	10.62
Service	10.64
Class IR	10.61
Class R	10.61

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Balanced Strategy, Equity Growth Strategy, Growth and Income Strategy, Growth Strategy, Income Strategies and Satellite Strategies Portfolios is $11.24, $14.98, $12.62, $13.90, $9.50 and $10.70, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Equity Growth	Growth and Income	Growth Strategy	Income Strategies	Satellite Strategies
Strategy Portfolio	Strategy Portfolio	Portfolio	Portfolio	Portfolio

$997,572,561	$3,389,935,751	$2,782,704,781	$21,161,091	$203,453,690

55,747,452	288,977,982	240,281,272	5,242,718	—
1,344,144	8,181,681	5,305,291	150,216	792,143
1,439,172	3,888,206	4,861,218	29,504	3,412,726
124,788	295,419	351,042	7,025	11,900
9,962	40,333	49,300	9,572	14,940

1,056,238,079	3,691,319,372	3,033,552,904	26,600,126	207,685,399

633,374	2,194,857	2,383,256	19,762	280,968

56,463,685	294,862,295	243,090,622	5,375,773	2,313,421
4,831,260	10,920,830	19,683,824	8,545	452,766
704,860	2,069,058	1,989,130	8,077	88,899
177,736	273,330	431,192	80,150	84,034

62,810,915	310,320,370	267,578,024	5,492,307	3,220,088

1,065,614,875	3,562,329,746	2,944,300,663	23,537,408	207,982,926
(1,744,176)	7,885	8,205,662	57,113	(68,580)
11,284,130	25,086,070	24,248,731	(946,728)	29,870
(81,727,665)	(206,424,699)	(210,780,176)	(1,539,974)	(3,478,905)

$993,427,164	$3,380,999,002	$2,765,974,880	$21,107,819	$204,465,311

$563,736,878	$2,014,759,829	$1,555,813,460	$6,418,066	$103,177,810
53,419,576	165,690,964	190,172,132	—	—
302,751,286	706,897,750	832,687,005	3,290,125	37,480,319
66,909,900	482,798,168	170,150,932	11,380,964	63,776,555
6,591,661	10,833,744	17,133,247	—	—
8,945	9,289	9,064	9,345	9,983
8,918	9,258	9,040	9,319	20,644

$993,427,164	$3,380,999,002	$2,765,974,880	$21,107,819	$204,465,311

39,816,268	168,839,019	118,410,330	714,703	10,209,911
3,918,713	13,913,460	14,533,073	—	—
22,316,940	59,546,159	64,172,663	366,772	3,720,908
4,661,485	40,324,027	12,870,705	1,266,733	6,318,689
469,655	909,376	1,309,424	—	—
633	779	692	1,041	988
633	777	691	1,037	2,045

$14.16	$11.93	$13.14	$8.98	$10.11
13.63	11.91	13.09	—	—
13.57	11.87	12.98	8.97	10.07
14.35	11.97	13.22	8.98	10.09
14.04	11.91	13.08	—	—
14.13	11.92	13.10	8.98	10.10
14.09	11.91	13.07	8.98	10.09

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

Balanced Strategy
Portfolio

Investment income:

Dividends from Underlying Funds	$10,135,646
Interest	14,775

Total investment income	10,150,421

Expenses:

Distribution and Service fees(a)	1,516,153
Transfer Agent fees(a)	592,270
Management fees	542,918
Registration fees	56,054
Professional fees	45,762
Printing fees	40,882
Custodian and accounting fees	18,124
Trustee fees	7,436
Service share fees — Service Plan	7,301
Service share fees — Shareholder Administration Plan	7,301
Amortization of offering costs	—
Other	53,516

Total expenses	2,887,717

Less — expense reductions	(209,134)

Net expenses	2,678,583

NET INVESTMENT INCOME (LOSS)	7,471,838

Realized and unrealized gain (loss) from investment transactions:

Net realized gain (loss) from investment transactions	(11,909,856)
Net change in unrealized loss on investment transactions	(18,473,071)

Net realized and unrealized loss from investment transactions	(30,382,927)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(22,911,089)

(a)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees				Transfer Agent Fees
Fund	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Balanced Strategy	$489,017	$216,154	$810,958	$24	$371,653	$41,070	$154,082	$24,279	$1,168	$9	$9
Equity Growth Strategy	728,635	279,204	1,576,443	23	553,763	53,049	299,524	13,322	1,368	4	9
Growth and Income Strategy	2,553,640	856,100	3,609,338	79	1,940,788	162,659	685,774	96,102	2,163	9	9
Growth Strategy	2,028,490	1,012,062	4,395,211	23	1,541,652	192,292	835,090	37,753	3,518	9	9
Income Strategies	7,603	—	15,128	24	5,778	—	2,874	2,325	—	9	9
Satellite Strategies	71,392	—	111,048	33	54,257	—	21,099	5,356	—	10	13

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

	Growth and
Equity Growth	Income Strategy	Growth Strategy	Income Strategies	Satellite Strategies
Strategy Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$2,545,666	$36,178,482	$18,811,350	$494,573	$1,709,873
3,899	26,605	8,088	137	15,225

2,549,565	36,205,087	18,819,438	494,710	1,725,098

2,584,305	7,019,157	7,435,786	22,755	182,473
921,039	2,887,504	2,610,323	10,995	80,735
770,629	2,570,524	2,182,964	12,865	65,798
63,819	144,407	115,492	20,657	37,949
45,762	45,762	45,762	39,444	37,712
50,105	97,049	89,461	19,360	14,047
18,457	21,298	21,589	12,264	8,185
7,436	7,436	7,436	7,436	7,436
8,552	13,518	21,986	—	—
8,552	13,518	21,986	—	—
—	—	—	51,196	37,756
117,097	229,617	334,691	338	354

4,595,753	13,049,790	12,887,476	197,310	472,445

(292,831)	(505,798)	(579,112)	(149,089)	(138,724)

4,302,922	12,543,992	12,308,364	48,221	333,721

(1,753,357)	23,661,095	6,511,074	446,489	1,391,377

(20,135,548)	(46,183,943)	(52,408,668)	(1,319,729)	585,552
(85,279,833)	(207,682,438)	(222,435,286)	(455,515)	(3,169,130)

(105,415,381)	(253,866,381)	(274,843,954)	(1,775,244)	(2,583,578)

$(107,168,738)	$(230,205,286)	$(268,332,880)	$(1,328,755)	$(1,192,201)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Changes in Net Assets

	Balanced Strategy Portfolio		Equity Growth Strategy Portfolio
	For the		For the
	Six Months Ended	For the	Six Months Ended	For the
	June 30, 2008	Year Ended	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007	(Unaudited)	December 31, 2007

From operations:

Net investment income (loss)	$7,471,838	$15,951,693	$(1,753,357)	$13,529,983
Net realized gain (loss) from investment transactions	(11,909,856)	24,624,951	(20,135,548)	85,505,530
Net change in unrealized loss on investments	(18,473,071)	(16,726,417)	(85,279,833)	(75,661,839)

Net increase (decrease) in net assets from operations	(22,911,089)	23,850,227	(107,168,738)	23,373,674

Distributions to shareholders:

From net investment income
Class A Shares	(4,636,724)	(9,924,201)	—	(18,351,482)
Class B Shares	(336,698)	(873,275)	—	(1,426,217)
Class C Shares	(1,258,188)	(3,321,435)	—	(8,289,062)
Institutional Shares	(1,660,226)	(3,804,554)	—	(2,287,531)
Service Shares	(62,641)	(192,469)	—	(232,776)
Class IR Shares(a)	(122)	(167)	—	(324)
Class R Shares(a)	(98)	(163)	—	(320)
From net realized gains
Class A Shares	—	(9,879,838)	—	(25,671,161)
Class B Shares	—	(1,119,978)	—	(2,550,015)
Class C Shares	—	(4,326,154)	—	(14,544,292)
Institutional Shares	—	(3,461,462)	—	(2,862,114)
Service Shares	—	(163,207)	—	(332,076)
Class IR Shares(a)	—	(271)	—	(403)
Class R Shares(a)	—	(271)	—	(403)

Total distributions to shareholders	(7,954,697)	(37,067,445)	—	(76,548,176)

From share transactions:

Net proceeds from sales of shares	243,320,364	376,508,775	155,168,437	705,038,727
Proceeds received in connection with merger	—	8,720,528	—	33,961,887
Reinvestment of dividends and distributions	7,054,012	32,123,748	—	63,378,711
Cost of shares redeemed	(158,979,895)	(148,885,466)	(172,340,656)	(206,736,711)

Net increase (decrease) in net assets resulting from share transactions	91,394,481	268,467,585	(17,172,219)	595,642,614

TOTAL INCREASE (DECREASE)	60,528,695	255,250,367	(124,340,957)	542,468,112

Net assets:

Beginning of period	702,151,313	446,900,946	1,117,768,121	575,300,009

End of period	$762,680,008	$702,151,313	$993,427,164	$1,117,768,121

Accumulated undistributed (distributions in excess of) net investment income (loss)	$(4,902)	$477,957	$(1,744,176)	$9,181

(a)	Commenced operations on November 30, 2007.
(b)	Income Strategies Portfolio commenced operations on March 30, 2007.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Growth and Income Strategy Portfolio		Growth Strategy Portfolio		Income Strategies Portfolio
For the		For the		For the
Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the Period
June 30, 2008	Year Ended	June 30, 2008	Year Ended	June 30, 2008	Ended
(Unaudited)	December 31, 2007	(Unaudited)	December 31, 2007	(Unaudited)	December 31, 2007(b)

$23,661,095	$65,502,118	$6,511,074	$46,257,670	$446,489	$588,729
(46,183,943)	154,802,219	(52,408,668)	185,223,659	(1,319,729)	482,661
(207,682,438)	(102,332,277)	(222,435,286)	(155,049,290)	(455,515)	(1,084,459)

(230,205,286)	117,972,060	(268,332,880)	76,432,039	(1,328,755)	(13,069)

(17,999,142)	(61,198,384)	—	(51,410,497)	(120,233)	(181,826)
(853,360)	(4,080,680)	—	(5,079,115)	—	—
(3,654,868)	(17,475,777)	—	(22,254,728)	(48,936)	(74,502)
(5,353,265)	(14,324,507)	—	(7,118,542)	(249,594)	(421,156)
(88,964)	(341,299)	—	(538,325)	—	—
(94)	(232)	—	(326)	(200)	(154)
(73)	(228)	—	(322)	(175)	(150)

—	(48,464,772)	—	(48,900,761)	—	—
—	(4,141,304)	—	(6,229,092)	—	—
—	(17,579,392)	—	(27,014,851)	—	—
—	(10,035,225)	—	(6,069,849)	—	—
—	(272,097)	—	(517,021)	—	—
—	(230)	—	(276)	—	—
—	(230)	—	(275)	—	—

(27,949,766)	(177,914,357)	—	(175,133,980)	(419,138)	(677,788)

625,793,085	1,942,188,719	377,882,561	1,742,854,988	3,707,152	22,571,208
—	32,501,158	—	147,376,782	—	—
24,822,103	156,314,324	—	150,662,446	325,141	536,254
(481,159,126)	(681,231,843)	(501,402,230)	(656,815,519)	(2,060,022)	(1,533,164)

169,456,062	1,449,772,358	(123,519,669)	1,384,078,697	1,972,271	21,574,298

(88,698,990)	1,389,830,061	(391,852,549)	1,285,376,756	224,378	20,883,441

3,469,697,992	2,079,867,931	3,157,827,429	1,872,450,673	20,883,441	—

$3,380,999,002	$3,469,697,992	$2,765,974,880	$3,157,827,429	$21,107,819	$20,883,441

$7,885	$4,296,556	$8,205,662	$1,694,588	$57,113	$29,762

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Changes in Net Assets

	Satellite Strategies Portfolio
	For the
	Six Months Ended	For the
	June 30, 2008	Period Ended
	(Unaudited)	December 31, 2007(b)

From operations:

Net investment income	$1,391,377	$1,222,481
Net realized gain (loss) from investment transactions	585,552	(134,216)
Net change in unrealized loss on investments	(3,169,130)	(309,775)

Net increase (decrease) in net assets from operations	(1,192,201)	778,490

Distributions to shareholders:

From net investment income
Class A Shares	(784,684)	(584,002)
Class C Shares	(201,259)	(258,109)
Institutional Shares	(489,533)	(523,427)
Class IR Shares(a)	(110)	(209)
Class R Shares(a)	(143)	(205)
From net realized gains
Class A Shares	—	(123,313)
Class C Shares	—	(60,978)
Institutional Shares	—	(85,150)
Class IR Shares(a)	—	(48)
Class R Shares(a)	—	(48)

Total distributions to shareholders	(1,475,729)	(1,635,489)

From share transactions:

Net proceeds from sales of shares	163,963,368	67,161,511
Reinvestment of dividends and distributions	1,005,582	1,226,570
Cost of shares redeemed	(13,194,185)	(12,172,606)

Net increase in net assets resulting from share transactions	151,774,765	56,215,475

TOTAL INCREASE	149,106,835	55,358,476

Net assets:

Beginning of period	55,358,476	—

End of period	$204,465,311	$55,358,476

Accumulated undistributed (distribution in excess of) net investment income	$(68,580)	$15,772

(a)	Commenced operations on November 30, 2007.
(b)	Satellite Strategies Portfolio commenced operations on March 30, 2007.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust includes Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Equity Growth Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio, Goldman Sachs Income Strategies Portfolio and Goldman Sachs Satellite Strategies Portfolio (collectively, the “Portfolios” or, individually, a “Portfolio”). Balanced Strategy, Equity Growth Strategy, Growth and Income Strategy and Growth Strategy Portfolios are diversified portfolios offering seven classes of shares — Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares. The Income Strategies and Satellite Strategies Portfolios are diversified portfolios offering five classes of shares — Class A, Class C, Institutional, Class IR and Class R Shares. Class A Shares of the Portfolios are sold with a front-end sales charge of up to 5.50%. Class B Shares of the Portfolios are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C Shares of the Portfolios are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional, Service, Class IR and Class R Shares of the Portfolios are not subject to a sales charge. Goldman, Sachs & Co. (“Goldman Sachs”), serves as Distributor of the Portfolios and receives such sales charges of which a certain portion may be retained.
Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs, serves as Investment Adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — The investment valuation policy of the Portfolios is to value investments at market value. Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which GSAM and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as Investment Advisers. It is the policy of the Portfolios to value investments in the Underlying Funds at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in fixed income securities which, if market quotations are readily available, are valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine fair value. If accurate quotations are not readily available, or if GSAM and GSAMI believe that such quotations do not accurately reflect fair value, the fair value of the underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. The Underlying Funds may also invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or investments in securities traded on a

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2008 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. The Underlying Funds may also invest in foreign securities traded on a foreign equity securities exchange that are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Trustees consistent with applicable regulatory guidance. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
In addition, GSAM and GSAMI, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining the Portfolios’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation; and regulatory news such as governmental approvals.
Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

B. Securities Transactions and Investment Income — Purchases and sales of the Underlying Funds are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of the Underlying Funds are calculated on the identified cost basis. Dividend income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the respective Portfolio based upon the relative proportion of net assets of each class.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios based on a straight-line and/or “pro-rata” basis depending upon the nature of the expense. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.
Class A, Class B, Class C and Class R Shareholders of the Portfolios bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares of the Portfolios separately bears its respective class-specific Transfer Agency fees.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Dividend Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income	Capital Gains
	Distributions	Distributions
Portfolio	Declared & Paid	Declared & Paid

Balanced Strategy, Growth and Income Strategy and Satellite Strategies	Quarterly	Annually

Equity Growth Strategy and Growth Strategy	Annually	Annually

Income Strategies	Monthly	Annually

E. Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from GAAP. Therefore, the source of a Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains, or as a tax return of capital.
The Portfolios adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. GSAM reviewed the tax positions for the open tax years (tax years ended December 31, 2004-2007) and determine that the implementation of FIN 48 did not have a material impact on the Portfolios’ financial statements.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolio may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolio seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements.
Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Portfolios’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2008 (Unaudited)

3. AGREEMENTS

A. Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”), computed daily and payable monthly, equal to an annual percentage rate of 0.15% of the average daily net assets of the Balanced Strategy, Equity Growth Strategy, Growth and Income Strategy and Growth Strategy Portfolios and 0.124% of the average daily net assets of the Income Strategies and Satellite Strategies Portfolios.

B. Distribution Agreement and Service Plan — Goldman Sachs serves as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the six months ended June 30, 2008, Goldman Sachs advised the Portfolios that it retained the following approximate amounts:

		Contingent Deferred
	Sales Load	Sales Charge
Portfolio	Class A	Class B	Class C

Balanced Strategy	$183,700	$200	$—

Equity Growth Strategy	180,800	500	1,100

Growth and Income Strategy	827,600	400	1,900

Growth Strategy	493,400	400	600

Income Strategies	700	N/A	—

Satellite Strategies	89,100	N/A	—

The Trust, on behalf of each Portfolio, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25%, 0.75%, 0.75% and 0.50% of each Portfolio’s average daily net assets attributable to Class A, Class B, Class C and Class R Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of each Portfolio’s average daily net assets attributable to Class B and Class C Shares of the Portfolios. With respect to Class A and Class R Shares, the distributor at its discretion may use compensation for distribution service paid under the Plans to compensate service organizations for personal and account maintenance services and expenses so long as such total compensation under the Plans does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Transfer Agency Agreement — Goldman Sachs also serves as the Transfer Agent to the Portfolios for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

3. AGREEMENTS (continued)

the average daily net assets for Class A, Class B, Class C, Class IR and Class R Shares and 0.04% of the average daily net assets for Institutional and Service Shares of the Portfolios.

D. Service Plan and Shareholder Administration Plan — The Trust, on behalf of each Portfolio, has adopted a Service Plan and a Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. As compensation for such services, a Portfolio pays each service organization a personal and account maintenance fee and a shareholder administration fee in an amount up to, on an annual basis, 0.25% of the average daily net assets of the Service Shares of the Portfolio attributable to or held in the name of such service organization.

E. Other Agreements — Additionally, GSAM has voluntarily agreed to limit certain “Other Expenses” of the Portfolios (excluding Management fees, Distribution and Service fees, Transfer Agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any transfer agent fee credit reductions) to the extent that such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Balanced Strategy, Equity Growth Strategy, Growth and Income Strategy and Growth Strategy Portfolios and 0.01% of the average daily net assets of the Income Strategies and Satellite Strategies Portfolios. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
In addition, the Portfolios have entered into an offset arrangement with the transfer agent resulting in a reduction of certain Portfolios’ expenses. These expenses reductions were as follows (in thousands):

	Other Expense	Transfer Agent Fee	Total Expense
Portfolio	Reimbursement	Credits	Reductions

Balanced Strategy	$200	$9	$209

Equity Growth Strategy	277	16	293

Growth and Income Strategy	460	46	506

Growth Strategy	532	47	579

Income Strategies	149	—	149

Satellite Strategies	138	1	139

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2008 (Unaudited)

3. AGREEMENTS (continued)

At June 30, 2008, the amounts owed to affiliates were as follows (in thousands):

	Management	Distribution and	Transfer
Portfolio	Fees	Service Fees	Agent Fees	Total

Balanced Strategy	$95	$259	$103	$457

Equity Growth Strategy	127	426	152	705

Growth and Income Strategy	428	1,161	480	2,069

Growth Strategy	356	1,208	425	1,989

Income Strategies	2	4	2	8

Satellite Strategies	19	48	22	89

4. PORTFOLIO SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of the Underlying Funds for the six months ended June 30, 2008, were as follows:

Portfolio	Purchases	Sales

Balanced Strategy	$294,966,910	$203,578,222

Equity Growth Strategy	130,022,581	139,700,407

Growth and Income Strategy	810,016,894	633,588,163

Growth Strategy	479,026,575	579,357,930

Income Strategies	13,550,855	11,348,380

Satellite Strategies	162,966,255	12,395,859

Fair Value Hierarchy — In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) which provides guidance in using fair value to measure investment assets and liabilities. The Funds adopted FAS 157 as of the beginning of April 2008. FAS 157 establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

4. PORTFOLIO SECURITY TRANSACTIONS (continued)

prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

As required by FAS 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following is a summary of the levels within the fair value hierarchy in which the Portfolios invest:

	Balanced Strategy	Equity Growth Strategy	Growth and Income Strategy	Growth Strategy	Income Strategies	Satellite Strategies

	Investments in	Investments in	Investments in	Investments in	Investments in	Investments in
	Securities	Securities	Securities	Securities	Securities	Securities
Level	Long-Assets	Long-Assets	Long-Assets	Long-Assets	Long-Assets	Long-Assets

Level 1	$762,785,727	$997,572,561	$3,389,935,751	$2,782,704,781	$21,161,091	$201,653,690

Level 2	—	—	—	—	—	1,800,000

Level 3	—	—	—	—	—

Total	$762,785,727	$997,572,561	$3,389,935,751	$2,782,704,781	$21,161,091	$203,453,690

5. LINE OF CREDIT FACILITY

The Portfolios participate in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or affiliates. The facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2008, the Portfolios did not have any borrowings under the facility.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2008 (Unaudited)

6. TAX INFORMATION

At June 30, 2008, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Balanced	Equity Growth	Growth and	Growth	Income	Satellite
	Strategy	Strategy	Income Strategy	Strategy	Strategies	Strategies

Tax Cost	$786,717,836	$1,089,090,143	$3,608,022,467	$3,007,206,810	$22,836,495	$208,064,509

Gross unrealized gain	14,260,217	21,156,955	50,617,927	49,771,845	—	8,610,297

Gross unrealized loss	(38,192,326)	(112,674,537)	(268,704,643)	(274,273,874)	(1,675,404)	(13,221,116)

Net unrealized security loss	$(23,932,109)	$(91,517,582)	$(218,086,716)	$(224,502,029)	$(1,675,404)	$(4,610,819)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences related to the tax treatment of return of capital distributions from Underlying Fund investments as of the most recent fiscal year end.
As of the Portfolio’s most recent fiscal year end, December 31, 2007, the Portfolio’s capital loss carryforwards on a tax basis were as follows:

Growth
Strategy
Portfolio

Capital loss carryforward[1]
Expiring 2008	$(446,092)
Expiring 2009	(406,267)

Total capital loss carryforward	$(852,359)

[1]	Expiration occurs on December 31 of the year indicated. Due to Fund mergers, utilization of these losses may be substantially limited under the Code.

7. OTHER MATTERS

Indemnifications — Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios believe the risk of loss under these arrangements to be minimal.

Mergers and Reorganizations — At a meeting held on November 9, 2006, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (“the Reorganization Agreement”) providing for the tax-free reorganization of the

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

7. OTHER MATTERS (continued)

AXA Enterprise Conservative Allocation, AXA Enterprise Aggressive Allocation, AXA Enterprise Moderate Allocation and AXA Enterprise Moderate-Plus Allocation Funds by the Goldman Sachs Balanced Strategy, Equity Growth Strategy, Growth and Income Strategy and Growth Strategy Portfolios, respectively. The reorganization was completed on June 25, 2007 as of the close of business on June 22, 2007.
Pursuant to the Reorganization Agreement, the assets and liabilities of the AXA Enterprise Conservative Allocation Fund’s (“Acquired Fund”) Class A, Class B, Class C and Class Y Shares were reorganized into the Goldman Sachs Balanced Strategy Portfolio’s (“Survivor Fund”) Class A, Class B, Class C and Institutional Class Shares, respectively, in a tax-free exchange as follows:

			Acquired Fund’s
	Exchanged Shares of	Value of	Shares Outstanding
Survivor/Acquired Fund	Survivor Issued	Exchanged Shares	as of June 22, 2007

Balanced Strategy Class A/AXA Enterprise Conservative Allocation Class A	546,094	$6,334,713	619,566

Balanced Strategy Class B/AXA Enterprise Conservative Allocation Class B	104,755	1,213,052	118,671

Balanced Strategy Class C/AXA Enterprise Conservative Allocation Class C	100,394	1,162,569	113,805

Balanced Strategy Institutional Class/AXA Enterprise Conservative Allocation Class Y	877	10,194	1,000

The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the reorganization) and the Acquired Fund’s unrealized appreciation.

Survivor
	Survivor	Acquired	Fund’s
	Fund’s	Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets	Acquired
	Net Assets	Net Assets	immediately	Fund’s
	before	before	after	Unrealized
Fund	reorganization	reorganization	reorganization	Appreciation

Balanced Strategy/AXA Enterprise Conservative Allocation	$580,356,272	$8,720,528	$589,076,800	$82,579

Pursuant to the Reorganization Agreement, the assets and liabilities of the AXA Enterprise Aggressive Allocation Fund’s (“Acquired Fund”) Class A, Class B, Class C and Class Y Shares were reorganized into the Goldman Sachs Equity

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2008 (Unaudited)

7. OTHER MATTERS (continued)

Growth Strategy Portfolio’s (“Survivor Fund”) Class A, Class B, Class C and Institutional Class Shares, respectively, in a tax-free exchange as follows:

			Acquired Fund’s
	Exchanged Shares of	Value of	Shares Outstanding
Survivor/Acquired Fund	Survivor Issued	Exchanged Shares	as of June 22, 2007

Equity Growth Strategy Class A/AXA Enterprise Aggressive Allocation Class A	1,043,471	$18,020,778	1,456,257

Equity Growth Strategy Class B/AXA Enterprise Aggressive Allocation Class B	455,756	7,601,980	615,154

Equity Growth Strategy Class C/AXA Enterprise Aggressive Allocation Class C	482,920	8,021,274	649,866

Equity Growth Strategy Institutional Class/AXA Enterprise Aggressive Allocation Class Y	18,194	317,855	25,775

The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the reorganization) and the Acquired Fund’s unrealized appreciation.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets	Acquired Fund’s
	Net Assets before	Net Assets before	immediately after	Unrealized
Survivor/Acquired Fund	reorganization	reorganization	reorganization	Appreciation

Equity Growth Strategy/AXA Enterprise Aggressive Allocation	$942,760,301	$33,961,887	$976,722,188	$2,614,275

Pursuant to the Reorganization Agreement, the assets and liabilities of the AXA Enterprise Moderate Allocation Fund’s (“Acquired Fund”) Class A, Class B, Class C and Class Y Shares were reorganized into the Goldman Sachs Growth and

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

7. OTHER MATTERS (continued)

Income Strategy Portfolio’s (“Survivor Fund”) Class A, Class B, Class C and Institutional Class Shares, respectively, in a tax-free exchange as follows:

			Acquired Fund’s
	Exchanged Shares of	Value of	Shares Outstanding
Survivor/Acquired Fund	Survivor Issued	Exchanged Shares	as of June 22, 2007

Growth and Income Strategy Class A/AXA Enterprise Moderate Allocation Class A	1,549,834	$21,031,269	1,930,996

Growth and Income Strategy Class B/AXA Enterprise Moderate Allocation Class B	528,808	7,149,450	656,995

Growth and Income Strategy Class C/AXA Enterprise Moderate Allocation Class C	318,469	4,296,169	394,729

Growth and Income Strategy Institutional Class/AXA Enterprise Moderate Allocation Class Y	1,782	24,270	2,233

The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the reorganization) and the Acquired Fund’s unrealized appreciation.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets	Acquired Fund’s
	Net Assets before	Net Assets before	immediately after	Unrealized
Fund	reorganization	reorganization	reorganization	Appreciation

Growth and Income Strategy/AXA Enterprise Moderate Allocation	$3,065,712,290	$32,501,158	$3,098,213,448	$1,385,968

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2008 (Unaudited)

7. OTHER MATTERS (continued)

Pursuant to the Reorganization Agreement, the assets and liabilities of the AXA Enterprise Moderate-Plus Allocation Fund’s (“Acquired Fund”) Class A, Class B, Class C and Class Y Shares were reorganized into the Goldman Sachs Growth Strategy Portfolio’s (“Survivor Fund”) Class A, Class B, Class C and Institutional Class Shares respectively, in a tax-free exchange as follows:

			Acquired Fund’s
	Exchanged Shares of	Value of	Shares Outstanding
Survivor/Acquired Fund	Survivor Issued	Exchanged Shares	as of June 22, 2007

Growth Strategy Class A/AXA Enterprise Moderate-Plus Allocation Class A	6,114,281	$94,770,855	11,012,498

Growth Strategy Class B/AXA Enterprise Moderate-Plus Allocation Class B	2,573,356	39,758,497	4,730,998

Growth Strategy Class C/AXA Enterprise Moderate-Plus Allocation Class C	791,574	12,134,800	1,449,627

Growth Strategy Institutional Class/AXA Enterprise Moderate-Plus Allocation Class Y	45,741	712,630	82,439

The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the reorganization) and the Acquired Fund’s unrealized appreciation.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets	Acquired Fund’s
	Net Assets before	Net Assets before	immediately after	Unrealized
Fund	reorganization	reorganization	reorganization	Appreciation

Growth Strategy/AXA Enterprise Moderate-Plus Allocation	$2,727,136,387	$147,376,782	$2,874,513,169	$11,887,456

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

7. OTHER MATTERS (continued)

Underlying Fund’s Concentration — The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of each Underlying Fund’s net assets. As of June 30, 2008, certain Portfolios were the owners of record of 5% or more of the total outstanding voting shares of the Underlying Funds, as follows:

		Equity	Growth and
	Balanced	Growth	Income	Growth	Income	Satellite
Underlying Funds	Strategy	Strategy	Strategy	Strategy	Strategies	Strategies

Goldman Sachs Commodity Strategy	5%	8%	24%	20%	—%	9%

Goldman Sachs Concentrated Emerging Markets Equity	—	—	—	—	—	58

Goldman Sachs Emerging Markets Debt	5	—	21	17	—	10

Goldman Sachs Emerging Markets Equity	—	—	8	8	—	—

Goldman Sachs Global Income	8	—	56	7	—	—

Goldman Sachs International Equity Dividend and Premium	—	—	—	—	26	—

Goldman Sachs International Small Cap	—	—	—	—	—	26

Goldman Sachs International Real Estate Securities	—	—	6	5	—	—

Goldman Sachs Local Emerging Markets Debt	7	—	33	28	—	10

Goldman Sachs Real Estate Securities	—	—	7	5	—	—

Goldman Sachs Short Duration Government	23	—	5	—	—	—

Goldman Sachs Structured Emerging Markets Equity	5	15	38	38	—	—

Goldman Sachs Structured International Equity	—	8	18	20	—	—

Goldman Sachs Structured International Small Cap	7	9	31	26	—	—

Goldman Sachs Structured Small Cap Equity	—	9	23	20	—	—

Goldman Sachs Structured Large Cap Growth	—	10	25	28	—	—

Goldman Sachs Structured Large Cap Value	—	11	23	29	—	—

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2008 (Unaudited)

7. OTHER MATTERS (continued)

As of June 30, 2008, the Portfolios, in aggregate, were the owners of record of more than 20% of the total outstanding voting shares of the following Underlying Funds.

Underlying Funds	% of shares held

Goldman Sachs Structured Emerging Markets Equity	96%

Goldman Sachs Local Emerging Markets Debt	79

Goldman Sachs Structured International Small Cap	74

Goldman Sachs Global Income	71

Goldman Sachs Structured Large Cap Growth	68

Goldman Sachs Commodity Strategy	66

Goldman Sachs Structured Large Cap Value	66

Goldman Sachs Concentrated Emerging Markets Equity	58

Goldman Sachs Structured Small Cap Equity	55

Goldman Sachs Emerging Markets Debt	53

Goldman Sachs Structured International Equity	50

Goldman Sachs Short Duration Government	27

Goldman Sachs International Equity Dividend and Premium	26

Goldman Sachs International Small Cap	26

Goldman Sachs Emerging Markets Equity	21

As of June 30, 2008, the Goldman Sachs Group, Inc. (“GSG”) was the beneficial owner of 45% of the outstanding Shares of the Income Strategies Portfolio and 100% of the outstanding Class IR and Class R Shares of the Portfolios.
As of June 30, 2008, the Goldman Sachs Philanthropy Fund was the beneficial owner of 20% of the Balanced Strategy Portfolio.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

8. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Balanced Strategy Portfolio

	For the Six Months Ended
	June 30, 2008		For the Year Ended
	(Unaudited)		December 31, 2007

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	12,389,332	$134,002,175	17,911,903	$206,001,283
Shares issued in connection with merger	—	—	546,094	6,334,713
Reinvestment of dividends and distributions	402,168	4,277,321	1,648,197	18,261,642
Shares converted from Class B(a)	101,831	1,089,754	106,563	1,228,472
Shares redeemed	(6,409,200)	(69,296,721)	(7,326,499)	(84,237,915)

	6,484,131	70,072,529	12,886,258	147,588,195

Class B Shares
Shares sold	977,607	10,537,921	1,091,627	12,539,415
Shares issued in connection with merger	—	—	104,755	1,213,052
Reinvestment of dividends and distributions	27,916	296,956	158,632	1,751,841
Shares converted to Class A(a)	(102,021)	(1,089,754)	(106,725)	(1,228,472)
Shares redeemed	(481,159)	(5,200,581)	(565,327)	(6,495,309)

	422,343	4,544,542	682,962	7,780,527

Class C Shares
Shares sold	3,307,473	35,718,437	7,606,018	87,359,876
Shares issued in connection with merger	—	—	100,394	1,162,569
Reinvestment of dividends and distributions	77,032	819,375	437,133	4,826,488
Shares redeemed	(2,209,481)	(23,867,523)	(2,012,841)	(23,069,571)

	1,175,024	12,670,289	6,130,704	70,279,362

Institutional Shares
Shares sold	5,729,309	61,935,733	5,559,443	63,558,904
Shares issued in connection with merger	—	—	877	10,194
Reinvestment of dividends and distributions	155,229	1,652,464	652,811	7,239,831
Shares redeemed	(5,488,095)	(59,509,794)	(2,642,445)	(30,457,141)

	396,443	4,078,403	3,570,686	40,351,788

Service Shares
Shares sold	104,605	1,126,098	621,856	7,029,297
Reinvestment of dividends and distributions	720	7,676	3,862	43,074
Shares redeemed	(102,843)	(1,105,276)	(400,731)	(4,625,530)

	2,482	28,498	224,987	2,446,841

Class IR Shares(b)
Shares sold	—	—	860	10,000
Reinvestment of dividends and distributions	11	122	40	438

	11	122	900	10,438

Class R Shares(b)
Shares sold	—	—	860	10,000
Reinvestment of dividends and distributions	9	98	40	434

	9	98	900	10,434

NET INCREASE (DECREASE)	8,480,443	$91,394,481	23,497,397	$268,467,585

(a)	Class B Shares will automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Portfolio or another Goldman Sachs Fund.

(b)	Commencement date of operations for Class IR and Class R Shares was November 30, 2007.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2008 (Unaudited)

8. SUMMARY OF SHARE TRANSACTIONS (continued)

	Equity Growth Strategy Portfolio

	For the Six Months Ended
	June 30, 2008		For the Year Ended
	(Unaudited)		December 31, 2007

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	6,913,696	$100,991,855	24,512,984	$413,567,883
Shares issued in connection with merger	—	—	1,043,471	18,020,778
Reinvestment of dividends and distributions	—	—	2,535,081	38,786,737
Shares converted from Class B(a)	91,038	1,293,975	188,148	3,201,160
Shares redeemed	(7,626,124)	(110,378,023)	(8,336,226)	(140,777,290)

	(621,390)	(8,092,193)	19,943,458	332,799,268

Class B Shares
Shares sold	435,698	6,113,175	1,456,599	23,688,753
Shares issued in connection with merger	—	—	455,756	7,601,980
Reinvestment of dividends and distributions	—	—	242,333	3,584,111
Shares converted to Class A(a)	(94,434)	(1,293,975)	(194,930)	(3,201,160)
Shares redeemed	(394,473)	(5,503,678)	(490,276)	(7,968,363)

	(53,209)	(684,478)	1,469,482	23,705,321

Class C Shares
Shares sold	2,835,752	39,666,874	12,467,337	201,349,031
Shares issued in connection with merger	—	—	482,920	8,021,274
Reinvestment of dividends and distributions	—	—	1,073,251	15,798,269
Shares redeemed	(3,234,605)	(45,058,711)	(2,868,895)	(46,429,839)

	(398,853)	(5,391,837)	11,154,613	178,738,735

Institutional Shares
Shares sold	483,779	7,085,284	3,471,275	59,304,228
Shares issued in connection with merger	—	—	18,194	317,855
Reinvestment of dividends and distributions	—	—	320,297	4,958,199
Shares redeemed	(656,389)	(9,420,138)	(572,034)	(9,794,545)

	(172,610)	(2,334,854)	3,237,732	54,785,737

Service Shares
Shares sold	91,511	1,311,249	424,153	7,108,832
Reinvestment of dividends and distributions	—	—	16,466	249,945
Shares redeemed	(140,543)	(1,980,106)	(105,175)	(1,766,674)

	(49,032)	(668,857)	335,444	5,592,103

Class IR Shares(b)
Shares sold	—	—	585	10,000
Reinvestment of dividends and distributions	—	—	48	727
Shares redeemed	—	—	—	—

	—	—	633	10,727

Class R Shares(b)
Shares sold	—	—	586	10,000
Reinvestment of dividends and distributions	—	—	47	723

	—	—	633	10,723

NET INCREASE (DECREASE)	(1,295,094)	$(17,172,219)	36,141,995	$595,642,614

(a)	Class B Shares will automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Portfolio or another Goldman Sachs Fund.

(b)	Commencement date of operations for Class IR and Class R Shares was November 30, 2007.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Growth and Income Strategy Portfolio				Growth Strategy Portfolio

For the Six Months Ended				For the Six Months Ended
June 30, 2008		For the Year Ended		June 30, 2008		For the Year Ended
(Unaudited)		December 31, 2007		(Unaudited)		December 31, 2007

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

29,123,862	$357,872,385	83,136,396	$1,113,078,429	16,629,800	$224,942,166	61,530,716	$934,429,977
—	—	1,549,834	21,031,269	—	—	6,114,281	94,770,855
1,387,749	16,587,714	7,961,551	101,815,919	—	—	6,576,357	92,660,859
240,695	2,898,103	509,829	6,865,746	339,451	4,472,241	706,376	10,806,531
(24,076,223)	(295,815,829)	(30,055,038)	(402,387,318)	(20,946,793)	(282,166,083)	(21,728,171)	(331,245,350)

6,676,083	81,542,373	63,102,572	840,404,045	(3,977,542)	(52,751,676)	53,199,559	801,422,872

1,579,549	19,368,654	5,283,762	70,510,052	1,115,212	15,047,097	5,187,657	78,534,660
—	—	528,808	7,149,450	—	—	2,573,356	39,758,497
63,161	753,859	572,275	7,266,850	—	—	721,601	10,167,398
(241,599)	(2,898,103)	(511,729)	(6,865,746)	(340,475)	(4,472,241)	(709,259)	(10,806,531)
(1,347,180)	(16,419,220)	(1,570,396)	(21,017,655)	(1,726,159)	(23,101,183)	(1,849,959)	(28,037,439)

53,931	805,190	4,302,720	57,042,951	(951,422)	(12,526,327)	5,923,396	89,616,585

7,861,046	96,098,525	30,795,997	409,859,132	6,472,626	86,750,602	33,407,788	500,987,731
—	—	318,469	4,296,169	—	—	791,574	12,134,800
207,578	2,469,049	1,846,003	23,373,010	—	—	2,449,033	34,213,133
(7,471,075)	(91,169,020)	(6,500,117)	(86,707,135)	(9,446,485)	(125,921,508)	(7,162,612)	(107,749,966)

597,549	7,398,554	26,460,352	350,821,176	(2,973,859)	(39,170,906)	29,485,783	439,585,698

12,347,039	150,505,600	25,136,947	338,562,413	3,362,959	46,149,918	13,619,613	211,946,017
—	—	1,782	24,270	—	—	45,741	712,630
413,368	4,957,263	1,825,543	23,472,425	—	—	918,023	12,980,722
(6,124,036)	(75,550,642)	(12,521,265)	(167,340,088)	(4,825,551)	(65,735,432)	(12,271,988)	(186,205,539)

6,636,371	79,912,221	14,443,007	194,719,020	(1,462,592)	(19,585,514)	2,311,389	39,433,830

157,011	1,944,733	774,099	10,158,693	369,405	4,992,778	1,138,184	16,936,603
4,528	54,051	30,166	385,200	—	—	45,522	639,136
(180,718)	(2,204,415)	(281,898)	(3,779,647)	(334,823)	(4,478,024)	(236,945)	(3,577,225)

(19,179)	(205,631)	522,367	6,764,246	34,582	514,754	946,761	13,998,514

—	—	735	10,000	—	—	649	10,000
8	94	36	462	—	—	43	601
—	—	—	—	—	—	—	—

8	94	771	10,462	—	—	692	10,601

—	3,188	735	10,000	—	—	649	10,000
6	73	36	458	—	—	42	597

6	3,261	771	10,458	—	—	691	10,597

13,944,769	$169,456,062	108,832,560	$1,449,772,358	(9,330,833)	$(123,519,669)	91,868,271	$1,384,078,697

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2008 (Unaudited)

8. SUMMARY OF SHARE TRANSACTIONS (continued)

	Income Strategies Portfolio

	For the Six Months Ended
	June 30, 2008		For the Period Ended
	(Unaudited)		December 31, 2007(c)

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	229,182	$2,159,956	740,818	$7,519,891
Shares issued in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	8,102	75,351	10,220	100,924
Shares converted from Class B(a)	—	—	—	—
Shares redeemed	(134,803)	(1,260,677)	(138,816)	(1,391,171)

	102,481	974,630	612,222	6,229,644

Class C Shares
Shares sold	110,473	1,036,999	306,967	3,104,007
Shares issued in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	4,015	37,292	5,879	57,939
Shares redeemed	(51,655)	(483,879)	(8,907)	(89,489)

	62,833	590,412	303,939	3,072,457

Institutional Shares
Shares sold	54,193	510,197	1,190,865	11,927,310
Shares issued in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	22,772	212,123	37,990	377,087
Shares redeemed	(33,832)	(315,466)	(5,255)	(52,504)

	43,133	406,854	1,223,600	12,251,893

Class IR Shares(b)
Shares sold	—	—	1,003	10,000
Reinvestment of dividends and distributions	22	200	16	154
Shares redeemed	—	—	—	—

	22	200	1,019	10,154

Class R Shares(b)
Shares sold	—	—	1,003	10,000
Reinvestment of dividends and distributions	19	175	15	150

	19	175	1,018	10,150

NET INCREASE (DECREASE)	208,488	$1,972,271	2,141,798	$21,574,298

(a)	Class B Shares will automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Portfolio or another Goldman Sachs Fund.

(b)	Commencement date of operations for Class IR and Class R Shares was November 30, 2007.

(c)	Commencement date of operations for Income Strategies and Satellite Strategies was March 30, 2007.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Satellite Strategies Portfolio

For the Six Months Ended
June 30, 2008		For the Period Ended
(Unaudited)		December 31, 2007(c)

Shares	Dollars	Shares	Dollars

8,467,329	$86,164,862	2,861,084	$29,794,598
—	—	—	—
59,025	591,345	46,995	471,644
—	—	—	—
(1,131,986)	(11,312,675)	(92,536)	(960,545)

7,394,368	75,443,532	2,815,543	29,305,697

2,474,596	25,186,130	1,320,125	13,731,879
—	—	—	—
13,017	129,951	20,389	203,769
(77,576)	(781,417)	(29,643)	(313,082)

2,410,037	24,534,664	1,310,871	13,622,566

5,085,414	52,598,876	2,329,621	23,615,034
—	—	—	—
28,358	284,033	54,626	550,647
(108,726)	(1,097,708)	(1,070,604)	(10,898,979)

5,005,046	51,785,201	1,313,643	13,266,702

235	2,500	951	10,000
11	110	26	257
(235)	(2,385)	—	—

11	225	977	10,257

1,054	11,000	952	10,000
14	143	25	253

1,068	11,143	977	10,253

14,810,530	$151,774,765	5,442,011	$56,215,475

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders
	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)(b)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2008 - A	$11.08	$0.12	$(0.46)	$(0.34)	$(0.12)	$—	$(0.12)
2008 - B	11.08	0.08	(0.46)	(0.38)	(0.08)	—	(0.08)
2008 - C	11.08	0.08	(0.47)	(0.39)	(0.08)	—	(0.08)
2008 - Institutional	11.09	0.14	(0.47)	(0.33)	(0.14)	—	(0.14)
2008 - Service	11.10	0.11	(0.45)	(0.34)	(0.12)	—	(0.12)
2008 - IR	11.07	0.13	(0.45)	(0.32)	(0.14)	—	(0.14)
2008 - R	11.07	0.11	(0.46)	(0.35)	(0.11)	—	(0.11)

FOR THE YEARS ENDED DECEMBER 31,

2007 - A	11.21	0.33	0.20	0.53	(0.34)	(0.32)	(0.66)
2007 - B	11.21	0.24	0.20	0.44	(0.25)	(0.32)	(0.57)
2007 - C	11.21	0.25	0.19	0.44	(0.25)	(0.32)	(0.57)
2007 - Institutional	11.22	0.37	0.20	0.57	(0.38)	(0.32)	(0.70)
2007 - Service	11.23	0.28	0.23	0.51	(0.32)	(0.32)	(0.64)
2007 - IR (Commenced November 30, 2007)	11.63	0.11	(0.16)	(0.05)	(0.19)	(0.32)	(0.51)
2007 - R (Commenced November 30, 2007)	11.63	0.11	(0.16)	(0.05)	(0.19)	(0.32)	(0.51)

2006 - A	10.89	0.29	0.89	1.18	(0.34)	(0.52)	(0.86)
2006 - B	10.89	0.19	0.91	1.10	(0.26)	(0.52)	(0.78)
2006 - C	10.90	0.21	0.88	1.09	(0.26)	(0.52)	(0.78)
2006 - Institutional	10.89	0.31	0.93	1.24	(0.39)	(0.52)	(0.91)
2006 - Service	10.91	0.29	0.88	1.17	(0.33)	(0.52)	(0.85)

2005 - A	10.79	0.28	0.32	0.60	(0.22)	(0.28)	(0.50)
2005 - B	10.78	0.17	0.36	0.53	(0.14)	(0.28)	(0.42)
2005 - C	10.80	0.19	0.33	0.52	(0.14)	(0.28)	(0.42)
2005 - Institutional	10.78	0.32	0.33	0.65	(0.26)	(0.28)	(0.54)
2005 - Service	10.80	0.23	0.37	0.60	(0.21)	(0.28)	(0.49)

2004 - A	10.00	0.25	0.77	1.02	(0.23)	—	(0.23)
2004 - B	10.00	0.16	0.77	0.93	(0.15)	—	(0.15)
2004 - C	10.01	0.17	0.77	0.94	(0.15)	—	(0.15)
2004 - Institutional	10.00	0.28	0.77	1.05	(0.27)	—	(0.27)
2004 - Service	10.01	0.23	0.77	1.00	(0.21)	—	(0.21)

2003 - A	8.83	0.23	1.18	1.41	0.24	—	(0.24)
2003 - B	8.83	0.16	1.18	1.34	(0.17)	—	(0.17)
2003 - C	8.84	0.16	1.18	1.34	(0.17)	—	(0.17)
2003 - Institutional	8.83	0.26	1.18	1.44	(0.27)	—	(0.27)
2003 - Service	8.84	0.22	1.18	1.40	(0.23)	—	(0.23)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude expenses of the Underlying Funds in which the Portfolio invests.

(e)	Annualized.

(f)	The ratio is not annualized as the Portfolio’s income for the fiscal year ended December 31, 2007 did not correlate to the income earned during the class’ period of operation due to timing of income recognition.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions
					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(b)		net assets(d)		net assets(b)		rate

$10.62	(3.04)%	$419,271	0.59	%(e)	2.22	%(e)	0.65	%(e)	2.16	%(e)	28%
10.62	(3.41)	43,828	1.34	(e)	1.46	(e)	1.40	(e)	1.40	(e)	28
10.61	(3.50)	164,800	1.34	(e)	1.46	(e)	1.40	(e)	1.40	(e)	28
10.62	(2.94)	129,012	0.19	(e)	2.61	(e)	0.25	(e)	2.55	(e)	28
10.64	(3.09)	5,749	0.69	(e)	2.09	(e)	0.75	(e)	2.03	(e)	28
10.61	(2.93)	10	0.34	(e)	2.43	(e)	0.40	(e)	2.37	(e)	28
10.61	(3.17)	10	0.84	(e)	1.97	(e)	0.90	(e)	1.91	(e)	28

11.08	4.66	365,794	0.59		2.91		0.66		2.84		34
11.08	3.96	41,072	1.34		2.05		1.41		1.98		34
11.08	3.92	159,007	1.34		2.18		1.41		2.11		34
11.09	5.15	130,286	0.19		3.20		0.26		3.13		34
11.10	4.61	5,973	0.70		2.44		0.77		2.37		34
11.07	(0.38)	10	0.34	(e)	0.96	(f)	0.35	(e)	0.95	(f)	34
11.07	(0.43)	10	0.84	(e)	1.00	(f)	0.85	(e)	0.99	(f)	34

11.21	11.09	225,576	0.59		2.60		0.68		2.51		89
11.21	10.16	33,894	1.34		1.70		1.43		1.61		89
11.21	10.22	92,178	1.34		1.86		1.43		1.77		89
11.22	11.50	91,738	0.19		2.77		0.28		2.68		89
11.23	10.87	3,514	0.69		2.54		0.78		2.45		89

10.89	5.63	108,661	0.59		2.50		0.77		2.32		90
10.89	4.93	31,648	1.34		1.60		1.53		1.41		90
10.90	4.87	42,448	1.34		1.69		1.52		1.51		90
10.89	6.12	118,291	0.19		2.83		0.33		2.69		90
10.91	5.59	1,798	0.69		2.14		0.88		1.95		90

10.79	10.28	53,944	0.58		2.42		0.99		2.01		52
10.78	9.36	28,265	1.33		1.61		1.74		1.20		52
10.80	9.48	25,835	1.33		1.64		1.74		1.23		52
10.78	10.60	47,030	0.18		2.75		0.59		2.34		52
10.80	10.15	2,106	0.68		2.27		1.09		1.86		52

10.00	16.13	33,379	0.60		2.52		1.03		2.09		41
10.00	15.26	23,620	1.35		1.72		1.78		1.29		41
10.01	15.28	17,540	1.35		1.76		1.78		1.33		41
10.00	16.57	30,676	0.20		2.84		0.63		2.41		41
10.01	15.98	1,724	0.70		2.38		1.13		1.95		41

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders
	Net asset	Net
	value,	investment	Net realized	Total from	From net	From net
	beginning	income	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	(loss)(a)(b)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2008 - A	$15.63	$(0.01)	$(1.46)	$(1.47)	$—	$—	$—
2008 - B	15.10	(0.06)	(1.41)	(1.47)	—	—	—
2008 - C	15.03	(0.06)	(1.40)	(1.46)	—	—	—
2008 - Institutional	15.81	0.02	(1.48)	(1.46)	—	—	—
2008 - Service	15.50	(0.01)	(1.45)	(1.46)	—	—	—
2008 - IR	15.57	0.02	(1.46)	(1.44)	—	—	—
2008 - R	15.57	(0.02)	(1.46)	(1.48)	—	—	—

FOR THE YEARS ENDED DECEMBER 31,

2007 - A	16.04	0.29	0.48	0.77	(0.49)	(0.69)	(1.18)
2007 - B	15.55	0.14	0.48	0.62	(0.39)	(0.69)	(1.08)
2007 - C	15.48	0.15	0.48	0.63	(0.39)	(0.69)	(1.08)
2007 - Institutional	16.20	0.45	0.40	0.85	(0.55)	(0.69)	(1.24)
2007 - Service	15.92	0.28	0.47	0.75	(0.48)	(0.69)	(1.17)
2007 - IR (Commenced November 30, 2007)	17.08	0.27	(0.54)	(0.27)	(0.55)	(0.69)	(1.24)
2007 - R (Commenced November 30, 2007)	17.08	0.26	(0.54)	(0.28)	(0.55)	(0.69)	(1.24)

2006 - A	13.82	0.15	2.70	2.85	(0.25)	(0.38)	(0.63)
2006 - B	13.42	(0.01)	2.65	2.64	(0.13)	(0.38)	(0.51)
2006 - C	13.40	0.03	2.60	2.63	(0.17)	(0.38)	(0.55)
2006 - Institutional	13.94	0.20	2.73	2.93	(0.29)	(0.38)	(0.67)
2006 - Service	13.75	0.26	2.55	2.81	(0.26)	(0.38)	(0.64)

2005 - A	12.30	0.06	1.48	1.54	(0.02)	—	(0.02)
2005 - B	12.01	(0.05)	1.46	1.41	—	—	—
2005 - C	11.99	(0.04)	1.45	1.41	—	—	—
2005 - Institutional	12.40	0.16	1.45	1.61	(0.07)	—	(0.07)
2005 - Service	12.24	0.05	1.47	1.52	(0.01)	—	(0.01)

2004 - A	10.36	0.05	1.91	1.96	(0.02)	—	(0.02)
2004 - B	10.18	(0.04)	1.87	1.83	—	—	—
2004 - C	10.17	(0.03)	1.85	1.82	—	—	—
2004 - Institutional	10.43	0.08	1.95	2.03	(0.06)	—	(0.06)
2004 - Service	10.32	0.04	1.89	1.93	(0.01)	—	(0.01)

2003 - A	7.72	0.04	2.66	2.70	(0.06)	—	(0.06)
2003 - B	7.59	(0.02)	2.61	2.59	—	—	—
2003 - C	7.59	(0.02)	2.60	2.58	— (g)	— (g)	—
2003 - Institutional	7.77	0.08	2.68	2.76	(0.10)	—	(0.10)
2003 - Service	7.68	0.03	2.65	2.68	(0.04)	—	(0.04)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude expenses of the Underlying Funds in which the Portfolio invests.

(e)	Annualized.

(f)	The ratio is not annualized as the Portfolio’s income for the year ended December 31, 2007 did not correlate to the income earned during the class’ period of operation due to timing of income recognition.

(g)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions
					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(b)		net assets(d)		net assets(b)		rate

$14.16	(9.40)%	$563,737	0.59	%(e)	(0.09	)%(e)	0.65	%(e)	(0.15	)%(e)	13%
13.63	(9.74)	53,420	1.34	(e)	(0.85	)(e)	1.40	(e)	(0.91	)(e)	13
13.57	(9.71)	302,751	1.34	(e)	(0.85	)(e)	1.40	(e)	(0.91	)(e)	13
14.35	(9.23)	66,910	0.19	(e)	0.31	(e)	0.25	(e)	0.25	(e)	13
14.04	(9.42)	6,592	0.69	(e)	(0.20	)(e)	0.75	(e)	(0.26	)(e)	13
14.13	(9.25)	9	0.34	(e)	0.23	(e)	0.40	(e)	0.17	(e)	13
14.09	(9.51)	9	0.84	(e)	(0.33	)(e)	0.90	(e)	(0.39	)(e)	13

15.63	4.97	631,909	0.60		1.70		0.64		1.66		33
15.10	4.16	59,979	1.35		0.86		1.39		0.82		33
15.03	4.23	341,389	1.35		0.94		1.39		0.90		33
15.81	5.41	76,432	0.20		2.66		0.24		2.62		33
15.50	4.88	8,039	0.70		1.68		0.74		1.64		33
15.57	(1.41)	10	0.34	(e)	1.64	(f)	0.35	(e)	1.63	(f)	33
15.57	(1.46)	10	0.84	(e)	1.59	(f)	0.85	(e)	1.58	(f)	33

16.04	20.64	328,625	0.59		1.01		0.68		0.92		35
15.55	19.71	38,904	1.34		(0.05)		1.43		(0.14)		35
15.48	19.68	178,989	1.34		0.24		1.43		0.15		35
16.20	21.05	25,864	0.19		1.29		0.28		1.20		35
15.92	20.50	2,917	0.69		1.71		0.78		1.62		35

13.82	12.55	111,758	0.59		0.50		0.82		0.27		32
13.42	11.74	30,069	1.34		(0.38)		1.58		(0.62)		32
13.40	11.76	65,904	1.34		(0.30)		1.57		(0.53)		32
13.94	12.96	15,256	0.19		1.21		0.40		1.00		32
13.75	12.44	354	0.69		0.39		0.91		0.17		32

12.30	18.91	70,961	0.58		0.43		0.99		0.02		36
12.01	17.98	27,582	1.33		(0.38)		1.74		(0.79)		36
11.99	17.90	44,582	1.33		(0.31)		1.74		(0.72)		36
12.40	19.46	4,247	0.18		0.74		0.59		0.33		36
12.24	18.73	165	0.68		0.37		1.09		(0.04)		36

10.36	35.02	52,088	0.60		0.50		1.03		0.07		36
10.18	34.12	24,879	1.35		(0.27)		1.78		(0.70)		36
10.17	34.05	30,706	1.35		(0.22)		1.78		(0.65)		36
10.43	35.51	4,881	0.20		0.88		0.63		0.45		36
10.32	34.97	130	0.70		0.30		1.13		(0.13)		36

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders
	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)(b)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2008 - A	$12.88	$0.09	$(0.93)	$(0.84)	$(0.11)	$—	$(0.11)
2008 - B	12.85	0.05	(0.93)	(0.88)	(0.06)	—	(0.06)
2008 - C	12.81	0.05	(0.93)	(0.88)	(0.06)	—	(0.06)
2008 - Institutional	12.92	0.12	(0.94)	(0.82)	(0.13)	—	(0.13)
2008 - Service	12.86	0.09	(0.94)	(0.85)	(0.10)	—	(0.10)
2008 - IR	12.87	0.11	(0.94)	(0.83)	(0.12)	—	(0.12)
2008 - R	12.87	0.04	(0.90)	(0.86)	(0.10)	—	(0.10)

FOR THE YEARS ENDED DECEMBER 31,

2007 - A	12.95	0.31	0.34	0.65	(0.41)	(0.31)	(0.72)
2007 - B	12.92	0.21	0.35	0.56	(0.32)	(0.31)	(0.63)
2007 - C	12.89	0.22	0.33	0.55	(0.32)	(0.31)	(0.63)
2007 - Institutional	12.98	0.36	0.35	0.71	(0.46)	(0.31)	(0.77)
2007 - Service	12.92	0.27	0.38	0.65	(0.40)	(0.31)	(0.71)
2007 - IR (Commenced November 30, 2007)	13.61	0.16	(0.27)	(0.11)	(0.32)	(0.31)	(0.63)
2007 - R (Commenced November 30, 2007)	13.61	0.16	(0.28)	(0.12)	(0.31)	(0.31)	(0.62)

2006 - A	12.18	0.26	1.42	1.68	(0.33)	(0.58)	(0.91)
2006 - B	12.16	0.14	1.44	1.58	(0.24)	(0.58)	(0.82)
2006 - C	12.14	0.17	1.41	1.58	(0.25)	(0.58)	(0.83)
2006 - Institutional	12.21	0.30	1.43	1.73	(0.38)	(0.58)	(0.96)
2006 - Service	12.16	0.23	1.43	1.66	(0.32)	(0.58)	(0.90)

2005 - A	11.46	0.33	0.69	1.02	(0.24)	(0.06)	(0.30)
2005 - B	11.45	0.19	0.73	0.92	(0.15)	(0.06)	(0.21)
2005 - C	11.43	0.21	0.72	0.93	(0.16)	(0.06)	(0.22)
2005 - Institutional	11.49	0.42	0.64	1.06	(0.28)	(0.06)	(0.34)
2005 - Service	11.44	0.26	0.75	1.01	(0.23)	(0.06)	(0.29)

2004 - A	10.17	0.22	1.28	1.50	(0.21)	—	(0.21)
2004 - B	10.15	0.13	1.30	1.43	(0.13)	—	(0.13)
2004 - C	10.14	0.13	1.29	1.42	(0.13)	—	(0.13)
2004 - Institutional	10.19	0.26	1.29	1.55	(0.25)	—	(0.25)
2004 - Service	10.15	0.21	1.28	1.49	(0.20)	—	(0.20)

2003 - A	8.39	0.21	1.83	2.04	(0.26)	—	(0.26)
2003 - B	8.38	0.14	1.82	1.96	(0.19)	—	(0.19)
2003 - C	8.37	0.14	1.82	1.96	(0.19)	—	(0.19)
2003 - Institutional	8.40	0.27	1.81	2.08	(0.29)	—	(0.29)
2003 - Service	8.37	0.20	1.83	2.03	(0.25)	—	(0.25)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude expenses of the Underlying Funds in which the Portfolio invests.

(e)	Annualized.

(f)	The ratio is not annualized as the Portfolio’s income for the fiscal year ended December 31, 2007 did not correlate to the income earned during the class’ period of operation due to timing of income recognition.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions
					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(b)		net assets(d)		net assets(b)		rate

$11.93	(6.54)%	$2,014,760	0.59	%(e)	1.52	%(e)	0.62	%(e)	1.49	%(e)	18%
11.91	(6.84)	165,691	1.34	(e)	0.76	(e)	1.37	(e)	0.73	(e)	18
11.87	(6.86)	706,898	1.34	(e)	0.76	(e)	1.37	(e)	0.73	(e)	18
11.97	(6.33)	482,798	0.19	(e)	1.94	(e)	0.22	(e)	1.91	(e)	18
11.91	(6.60)	10,834	0.69	(e)	1.41	(e)	0.72	(e)	1.38	(e)	18
11.92	(6.43)	9	0.34	(e)	1.76	(e)	0.37	(e)	1.73	(e)	18
11.91	(6.72)	9	0.84	(e)	0.72	(e)	0.87	(e)	0.69	(e)	18

12.88	5.12	2,088,839	0.59		2.34		0.61		2.32		36
12.85	4.37	178,132	1.34		1.54		1.36		1.52		36
12.81	4.35	755,381	1.34		1.63		1.36		1.61		36
12.92	5.49	435,385	0.19		2.68		0.21		2.66		36
12.86	5.08	11,941	0.70		2.04		0.72		2.02		36
12.87	(0.74)	10	0.34	(e)	1.24	(f)	0.34	(e)	1.24	(f)	36
12.87	(0.79)	10	0.84	(e)	1.20	(f)	0.84	(e)	1.20	(f)	36

12.95	13.95	1,282,452	0.59		2.02		0.63		1.98		84
12.92	13.05	123,497	1.34		1.10		1.38		1.06		84
12.89	13.06	418,813	1.34		1.31		1.38		1.27		84
12.98	14.41	249,858	0.19		2.30		0.23		2.26		84
12.92	13.76	5,248	0.69		1.82		0.73		1.78		84

12.18	8.99	496,785	0.59		2.73		0.71		2.61		53
12.16	8.09	93,433	1.34		1.61		1.46		1.49		53
12.14	8.15	149,581	1.34		1.78		1.46		1.66		53
12.21	9.37	175,272	0.19		3.37		0.28		3.28		53
12.16	8.87	3,245	0.69		2.25		0.82		2.12		53

11.46	14.85	203,730	0.57		2.05		0.88		1.74		53
11.45	14.11	79,369	1.32		1.19		1.63		0.88		53
11.43	14.05	84,937	1.32		1.25		1.63		0.94		53
11.49	15.35	19,448	0.17		2.41		0.48		2.10		53
11.44	14.77	2,801	0.67		1.96		0.98		1.65		53

10.17	24.55	134,430	0.60		2.33		0.89		2.04		38
10.15	23.53	73,619	1.35		1.54		1.64		1.25		38
10.14	23.60	65,853	1.35		1.58		1.64		1.29		38
10.19	25.12	10,938	0.20		3.01		0.49		2.72		38
10.15	24.49	1,985	0.70		2.21		0.99		1.92		38

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions to
		investment operations				shareholders
	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)(b)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2008 - A	$14.35	$0.05		$(1.26)	$(1.21)	$—	$—	$—
2008 - B	14.34	—	(f)	(1.25)	(1.25)	—	—	—
2008 - C	14.22	—	(f)	(1.24)	(1.24)	—	—	—
2008 - Institutional	14.41	0.07		(1.26)	(1.19)	—	—	—
2008 - Service	14.29	0.04		(1.25)	(1.21)	—	—	—
2008 - IR	14.29	0.06		(1.25)	(1.19)	—	—	—
2008 - R	14.29	0.03		(1.25)	(1.22)	—	—	—

FOR THE YEARS ENDED DECEMBER 31,

2007 - A	14.57	0.30		0.35	0.65	(0.45)	(0.42)	(0.87)
2007 - B	14.58	0.18		0.35	0.53	(0.35)	(0.42)	(0.77)
2007 - C	14.46	0.18		0.35	0.53	(0.35)	(0.42)	(0.77)
2007 - Institutional	14.61	0.33		0.39	0.72	(0.50)	(0.42)	(0.92)
2007 - Service	14.53	0.32		0.31	0.63	(0.45)	(0.42)	(0.87)
2007 - IR (Commenced November 30, 2007)	15.41	0.22		(0.41)	(0.19)	(0.51)	(0.42)	(0.93)
2007 - R (Commenced November 30, 2007)	15.41	0.21		(0.41)	(0.20)	(0.50)	(0.42)	(0.92)

2006 - A	13.00	0.22		2.00	2.22	(0.26)	(0.39)	(0.65)
2006 - B	13.02	0.08		2.03	2.11	(0.16)	(0.39)	(0.55)
2006 - C	12.94	0.11		1.99	2.10	(0.19)	(0.39)	(0.58)
2006 - Institutional	13.02	0.27		2.01	2.28	(0.30)	(0.39)	(0.69)
2006 - Service	12.95	0.17		2.04	2.21	(0.24)	(0.39)	(0.63)

2005 - A	11.88	0.20		1.06	1.26	(0.14)	—	(0.14)
2005 - B	11.90	0.07		1.09	1.16	(0.04)	—	(0.04)
2005 - C	11.86	0.09		1.06	1.15	(0.07)	—	(0.07)
2005 - Institutional	11.88	0.23		1.08	1.31	(0.17)	—	(0.17)
2005 - Service	11.83	0.17		1.07	1.24	(0.12)	—	(0.12)

2004 - A	10.22	0.12		1.67	1.79	(0.13)	—	(0.13)
2004 - B	10.23	0.04		1.67	1.71	(0.04)	—	(0.04)
2004 - C	10.21	0.04		1.67	1.71	(0.06)	—	(0.06)
2004 - Institutional	10.21	0.19		1.65	1.84	(0.17)	—	(0.17)
2004 - Service	10.18	0.11		1.66	1.77	(0.12)	—	(0.12)

2003 - A	7.91	0.11		2.34	2.45	(0.14)	—	(0.14)
2003 - B	7.93	0.05		2.32	2.37	(0.07)	—	(0.07)
2003 - C	7.92	0.05		2.31	2.36	(0.07)	—	(0.07)
2003 - Institutional	7.91	0.17		2.30	2.47	(0.17)	—	(0.17)
2003 - Service	7.88	0.11		2.32	2.43	(0.13)	—	(0.13)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude expenses of the Underlying Funds in which the Portfolio invests.

(e)	Annualized.

(f)	Amount is less than $0.005 per share.

(g)	The ratio is not annualized as the Portfolio’s income for the fiscal year ended December 31, 2007 did not correlate to the income earned during the class’ period of operation due to timing of income recognition.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions
					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(b)		net assets(d)		net assets(b)		rate

$13.14	(8.43)%	$1,555,814	0.59	%(e)	0.70	%(e)	0.63	%(e)	0.66	%(e)	16%
13.09	(8.72)	190,172	1.34	(e)	(0.05	)(e)	1.38	(e)	(0.09	)(e)	16
12.98	(8.72)	832,687	1.34	(e)	(0.05	)(e)	1.38	(e)	(0.09	)(e)	16
13.22	(8.26)	170,151	0.19	(e)	1.08	(e)	0.23	(e)	1.04	(e)	16
13.08	(8.47)	17,133	0.69	(e)	0.60	(e)	0.73	(e)	0.56	(e)	16
13.10	(8.33)	9	0.34	(e)	0.94	(e)	0.38	(e)	0.90	(e)	16
13.07	(8.54)	9	0.84	(e)	0.46	(e)	0.88	(e)	0.42	(e)	16

14.35	4.58	1,756,012	0.60		1.96		0.62		1.94		36
14.34	3.74	222,083	1.35		1.18		1.37		1.16		36
14.22	3.79	955,014	1.35		1.20		1.37		1.18		36
14.41	5.00	206,475	0.20		2.15		0.22		2.13		36
14.29	4.42	18,224	0.70		2.11		0.72		2.09		36
14.29	(1.14)	10	0.34	(e)	1.47	(g)	0.34	(e)	1.47	(g)	36
14.29	(1.19)	10	0.84	(e)	1.43	(g)	0.84	(e)	1.43	(g)	36

14.57	17.14	1,007,967	0.59		1.56		0.63		1.52		51
14.58	16.26	139,356	1.34		0.59		1.38		0.55		51
14.46	16.28	544,678	1.34		0.80		1.38		0.76		51
14.61	17.64	175,684	0.19		1.93		0.23		1.89		51
14.53	17.06	4,766	0.69		1.20		0.73		1.16		51

13.00	10.60	299,961	0.59		1.58		0.72		1.45		48
13.02	9.76	88,741	1.34		0.61		1.48		0.47		48
12.94	9.67	173,355	1.34		0.77		1.47		0.64		48
13.02	11.05	75,132	0.19		1.81		0.31		1.69		48
12.95	10.49	3,421	0.69		1.35		0.82		1.22		48

11.88	17.54	129,419	0.58		1.16		0.89		0.85		44
11.90	16.72	71,753	1.33		0.33		1.64		0.02		44
11.86	16.77	86,277	1.33		0.42		1.64		0.11		44
11.88	18.05	27,967	0.18		1.77		0.49		1.46		44
11.83	17.38	1,736	0.68		1.03		0.99		0.72		44

10.22	30.96	89,342	0.60		1.29		0.92		0.97		46
10.23	29.87	67,025	1.35		0.53		1.67		0.21		46
10.21	29.88	55,151	1.35		0.57		1.67		0.25		46
10.21	31.30	8,747	0.20		1.92		0.52		1.60		46
10.18	30.85	1,358	0.70		1.21		1.02		0.89		46

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net		Net realized	Total from	From net
	beginning	investment		and unrealized	investment	investment
Year - Share Class	of period	income(a)(b)		loss	operations	income

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2008 - A	$9.75	$0.20		$(0.79)	$(0.59)	$(0.18)
2008 - C	9.74	0.16		(0.78)	(0.62)	(0.15)
2008 - Institutional	9.75	0.21		(0.78)	(0.57)	(0.20)
2008 - IR	9.75	0.21		(0.79)	(0.58)	(0.19)
2008 - R	9.75	0.18		(0.77)	(0.59)	(0.18)

FOR THE PERIOD ENDED DECEMBER 31,

2007 - A (Commenced March 30, 2007)	10.00	0.34	(f)	(0.25)	0.09	(0.34)
2007 - C (Commenced March 30, 2007)	10.00	0.31	(f)	(0.27)	0.04	(0.30)
2007 - Institutional (Commenced March 30, 2007)	10.00	0.36	(f)	(0.24)	0.12	(0.37)
2007 - IR (Commenced November 30, 2007)	9.97	0.12		(0.19)	(0.07)	(0.15)
2007 - R (Commenced November 30, 2007)	9.97	0.11		(0.18)	(0.07)	(0.15)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude expenses of the Underlying Funds in which the Portfolio invests.

(e)	Annualized.

(f)	Includes non-recurring expense for a special shareholder proxy meeting which amounted to approximately $0.01 per share and approximately 0.07% of average net assets.

(g)	The ratio is not annualized as the Portfolio’s income for the fiscal year ended December 31, 2007 did not correlate to the income earned during the class’ period of operation due to timing of income recognition.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

							Ratios assuming no
							expense reductions
					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(b)		net assets(d)		net assets(b)		rate

$8.98	(5.98)%	$6,418	0.57	%(e)	4.21	%(e)	2.00	%(e)	2.78	%(e)	54%
8.97	(6.33)	3,290	1.32	(e)	3.50	(e)	2.75	(e)	2.07	(e)	54
8.98	(5.90)	11,381	0.17	(e)	4.56	(e)	1.60	(e)	3.13	(e)	54
8.98	(6.03)	9	0.32	(e)	4.39	(e)	1.75	(e)	2.96	(e)	54
8.98	(6.12)	9	0.82	(e)	3.92	(e)	2.25	(e)	2.49	(e)	54

9.75	0.83	5,969	0.64	(e)(f)	4.50	(e)(f)	3.36	(e)(f)	1.78	(e)(f)	36
9.74	0.24	2,960	1.39	(e)(f)	4.08	(e)(f)	4.11	(e)(f)	1.36	(e)(f)	36
9.75	1.20	11,934	0.24	(e)(f)	4.74	(e)(f)	2.96	(e)(f)	2.02	(e)(f)	36
9.75	(0.67)	10	0.32	(e)	1.17	(g)	0.68	(e)	0.81	(g)	36
9.75	(0.71)	10	0.82	(e)	1.13	(g)	1.18	(e)	0.77	(g)	36

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)(b)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2008 - A	$10.18	$0.13		$(0.10)	$0.03	$(0.10)	$—	$(0.10)
2008 - C	10.15	0.09		(0.10)	(0.01)	(0.07)	—	(0.07)
2008 - Institutional	10.17	0.16		(0.12)	0.04	(0.12)	—	(0.12)
2008 - IR	10.17	0.13		(0.08)	0.05	(0.12)	—	(0.12)
2008 - R	10.17	0.11		(0.10)	0.01	(0.09)	—	(0.09)

FOR THE PERIODS ENDED DECEMBER 31,

2007 - A (Commenced March 30, 2007)	10.00	0.51	(e)	0.03	0.54	(0.31)	(0.05)	(0.36)
2007 - C (Commenced March 30, 2007)	10.00	0.46	(e)	0.02	0.48	(0.28)	(0.05)	(0.33)
2007 - Institutional (Commenced March 30, 2007)	10.00	0.38	(e)	0.17	0.55	(0.33)	(0.05)	(0.38)
2007 - IR (Commenced November 30, 2007)	10.51	0.16		(0.23)	(0.07)	(0.22)	(0.05)	(0.27)
2007 - R (Commenced November 30, 2007)	10.51	0.15		(0.22)	(0.07)	(0.22)	(0.05)	(0.27)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude expenses of the Underlying Funds in which the Portfolio invests.

(e)	Includes non-recurring expense for a special shareholder proxy meeting which amounted to approximately $0.004 per share and approximately 0.04% of average net assets.

(f)	Annualized.

(g)	The ratio is not annualized as the Portfolio’s income for the fiscal year ended December 31, 2007 did not correlate to the income earned during the class’ period of operation due to timing of income recognition.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

							Ratios assuming no
							expense reductions
					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(b)		net assets(d)		net assets(b)		rate

$10.11	0.35%	$103,178	0.57	%(f)	2.64	%(f)	0.84	%(f)	2.37	%(f)	11%
10.07	(0.07)	37,480	1.32	(f)	1.82	(f)	1.59	(f)	1.55	(f)	11
10.09	0.41	63,777	0.17	(f)	3.26	(f)	0.44	(f)	2.99	(f)	11
10.10	0.47	10	0.32	(f)	2.52	(f)	0.59	(f)	2.25	(f)	11
10.09	0.12	21	0.82	(f)	2.24	(f)	1.09	(f)	1.97	(f)	11

10.18	5.48	28,671	0.65	(e)(f)	6.53	(e)(f)	2.26	(e)(f)	4.92	(e)(f)	52
10.15	4.80	13,312	1.40	(e)(f)	5.92	(e)(f)	3.01	(e)(f)	4.31	(e)(f)	52
10.17	5.57	13,356	0.25	(e)(f)	4.93	(e)(f)	1.86	(e)(f)	3.32	(e)(f)	52
10.17	(0.61)	10	0.32	(f)	1.51	(g)	0.45	(f)	1.38	(g)	52
10.17	(0.65)	10	0.82	(f)	1.46	(g)	0.95	(f)	1.33	(g)	52

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background
The Goldman Sachs Balanced Strategy Portfolio (“Balanced Strategy Portfolio”), Goldman Sachs Growth and Income Strategy Portfolio (“Growth and Income Strategy Portfolio”), Goldman Sachs Growth Strategy Portfolio (“Growth Strategy Portfolio”), Goldman Sachs Equity Growth Strategy Portfolio (“Equity Growth Strategy Portfolio”), Goldman Sachs Income Strategies Portfolio (“Income Strategies Portfolio”) and Goldman Sachs Satellite Strategies Portfolio (“Satellite Strategies Portfolio) (collectively, the “Portfolios”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Portfolios at regularly scheduled meetings held during the year. In addition, the Board of Trustees determines annually whether to approve and continue the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) with respect to the Portfolios.
The Management Agreement was most recently approved by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 18, 2008 (the “Annual Contract Meeting”).
To assist the Trustees in their deliberations at the Annual Contract Meeting, and in addition to the reviews of the Portfolios’ investment performance, expenses and other matters at regularly scheduled Board meetings, the Trustees have established a Contract Review Committee (the “Committee”) whose members include all of the Independent Trustees. The Committee held meetings on December 12, 2007, February 6, 2008 and May 21, 2008. At those Committee meetings, the Independent Trustees considered matters relating to the Management Agreement including: (a) the nature and quality of the advisory, administrative and other services provided to the Portfolios by the Investment Adviser and its affiliates; (b) the Portfolios’ investment performance; (c) the Portfolios’ management fee arrangements; (d) the Investment Adviser’s undertakings to reimburse certain expenses of the Portfolios that exceed specified levels and the estimated annualized savings resulting from these undertakings; (e) potential economies of scale and the levels of breakpoints in the fees payable by the underlying funds in which the Portfolios invest (“Underlying Funds”); (f) the relative expense levels of the Portfolios as compared to those of comparable funds; (g) data relating to the Investment Adviser’s profitability with respect to the Trust and each of the Portfolios; (h) the statutory and regulatory requirements applicable to the approval and continuation of mutual fund investment management agreements; (i) recently proposed changes to the expense cap arrangements, and proposed amendments to the management fee schedules to further reduce the fee rates charged on assets above specified levels with respect to certain of the Underlying Funds; (j) capacity issues relating to certain of the Underlying Funds; (k) information on the advisory fees charged by the Investment Adviser to institutional accounts; (l) information on the processes followed by a third party mutual fund data provider engaged as part of the Trustees’ contract review (the “Outside Data Provider”) in producing investment performance and expense comparisons for the Portfolios; (m) the current pricing and profitability of the Portfolios’ transfer agent; and (n) the nature and quality of the services provided by the Portfolios’ unaffiliated service providers and reports on due diligence conducted by the Investment Adviser with respect to unaffiliated service providers.
At the Annual Contract Meeting, the Trustees reviewed the matters that were considered at the Committee meetings and also considered additional matters including: (a) the quality of the Investment Adviser’s services; (b) the structure, staff and capabilities of the Investment Adviser and its portfolio management teams; (c) the groups within the Investment Adviser that support the portfolio management teams, including the legal and compliance departments, the credit department, the fund controllers group, the tax group, the product services group, the valuation oversight group, the risk management and analysis group, the business planning team and the technology group; (d) the Investment Adviser’s business continuity and disaster recovery planning; (e) the Investment Adviser’s financial resources and its ability to hire and retain talented personnel; (f) the fees received by the Investment Adviser’s affiliates from the Portfolios and the Underlying Funds for transfer agency, securities lending, portfolio brokerage with respect to the Underlying Funds, distribution and other services; (g) the terms of the Management Agreement and agreements with other service providers entered into by the Trust on behalf of the Portfolios; (h) the administrative services provided under the Management Agreement, including the nature and extent of the Investment Adviser’s oversight of the Portfolios’ other service providers, including the custodian and fund accounting agent; (i) an update on soft dollars and other trading related issues with respect to the Underlying Funds; and (j) the

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Adviser’s processes and policies addressing various types of potential conflicts of interest. At the Annual Contract Meeting, the Trustees also considered further the Investment Adviser’s profitability with respect to the Trust and each of the Portfolios, and each Portfolio’s investment performance, fees and expenses, including each Portfolio’s expense trends over time, the existing and proposed breakpoints in the fee rates payable by the Underlying Funds, and the expense levels of the Underlying Funds.
In connection with the Committee meetings and the Annual Contract Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law. Also, in conjunction with these meetings, the Trustees attended sessions at which they reviewed information regarding the Portfolios’ assets, sales and redemptions, the commission rates paid by the Underlying Funds on brokerage transactions, the Investment Adviser’s receipt of research services in connection with those transactions, and the payment of Rule 12b-1 distribution and service fees by the Portfolios and non-Rule 12b-1 shareholder service and administration plan fees by the Balanced Strategy, Growth and Income Strategy, Growth Strategy, and Equity Growth Strategy Portfolios’ Service Shares. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution and/or servicing of Portfolio shares; portfolio manager ownership of Portfolio shares, portfolio manager compensation, the alignment of the interests of the Portfolios and the portfolio managers and potential conflicts of interest; the number and types of accounts managed by the portfolio managers; and other matters. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.
The presentations made at the Committee meetings and at the Annual Contract Meeting encompassed the Portfolios and other mutual fund portfolios for which the Board of Trustees has responsibility. While the management agreements for all of the Portfolios and the other mutual fund portfolios for which the Trustees have responsibility were considered at the same Annual Contract Meeting, the Trustees separately considered the Management Agreement as it applied to each Portfolio.
In evaluating the Management Agreements at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its affiliates, their services and the Portfolios. At those meetings the Trustees received materials relating to the Investment Adviser’s investment management and other services provided under the Management Agreement, including: (a) information on the investment performance of the Portfolios in comparison to the performance of similar mutual funds and benchmark performance indices; (b) general investment outlooks in the markets in which the Portfolios and the Underlying Funds invest; (c) compliance reports; and (d) expenses borne by the Portfolios and the Underlying Funds. In addition, the Trustees were provided with copies of disclosure materials regarding the Portfolios and their expenses, as well as information on the Portfolios’ competitive universe and discussed the broad range of other investment choices that are available to Portfolio investors.

Nature, Extent and Quality of the Services Provided Under the Management Agreements
As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Portfolios and the Underlying Funds by the Investment Adviser and its affiliates. These services include services that Goldman, Sachs & Co. (“Goldman Sachs”) provides as the Portfolios’ and the Underlying Funds’ transfer agent and distributor, and that Goldman Sachs Agency Lending provides as securities lending agent for certain of the Underlying Funds. The Trustees concluded that the Investment Adviser was both able to commit substantial financial and other resources to the operations of the Portfolios and had continued to commit those resources in multiple areas including portfolio management, trading, technology, human resources, tax, treasury, legal, compliance, vendor oversight and risk management. The Independent Trustees also believed that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Portfolios and the Investment Adviser, including the implementation and enhancement of compliance systems and education and training initiatives.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Performance
The Independent Trustees also considered the investment performance of the Portfolios and the Investment Adviser. In this regard, they compared the investment performance of each Portfolio (with the exceptions of the Income Strategies Portfolio and the Satellite Strategies Portfolio, which commenced operations in 2007) to the performance of other SEC-registered funds and to rankings and ratings compiled by the Outside Data Provider. The Independent Trustees also reviewed each Portfolio’s investment performance relative to its performance benchmark. This information on each Portfolio’s investment performance was provided for the one-, three-, and five-year periods ended December 31, 2007, or, in the case of the Satellite Strategies Portfolio and Income Strategies Portfolio, which both commenced operations in 2007, since inception. In addition, they considered the investment performance trends of the Portfolios over time, and reviewed the investment performance of each Portfolio in light of its investment objective and policies, as well as in light of periodic analyses of its quality and risk profile. The Independent Trustees considered whether each Portfolio had operated within its investment policies, and had complied with its investment limitations. The Trustees noted that the Satellite Strategies Portfolio and Income Strategies Portfolio each commenced operations in 2007, and that each had provided a satisfactory level of performance to investors in light of its investment policies and market conditions. The Trustees noted that the performance of the Portfolios was a result of the performance of the Underlying Funds. In this regard, the Trustees noted that the Investment Adviser had taken steps to improve the performance of the Underlying Funds. The Trustees believed that each of the Portfolios was providing investment performance within a competitive range for long-term investors and that the Investment Adviser’s continued management would benefit each Portfolio and its shareholders.

Costs of Services Provided and Competitive Information
The Independent Trustees considered the contractual fee rates payable by each Portfolio under the Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Portfolios, which included both advisory and administrative services that were directed to the needs and operations of the Portfolios as registered mutual funds.
In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Portfolios. The analyses provided a comparison of the Portfolios’ management fees to relevant peer groups and category universes; an expense analysis which compared each Portfolio’s expenses to a peer group and a category universe; and a five-year history (or, in the case of the Income Strategies and Satellite Strategies Portfolios, a one-year history) comparing each Portfolio’s expenses to the category averages. The analyses also compared each Portfolio’s transfer agency fees, custody and accounting fees, distribution fees, and other expenses to those of peer groups and peer group medians. The Independent Trustees believed that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Portfolios.
In addition, the Independent Trustees considered the Investment Adviser’s voluntary undertaking to limit each Portfolio’s “other expenses” ratio and Underlying Fund fees and expense ratios (excluding certain expenses) to certain specified levels.
They also considered information that indicated that services provided to the Portfolios differed in various significant respects from the services provided to the Investment Adviser’s institutional accounts, which generally required fewer services from the Investment Adviser, were less time-intensive and paid lower fees.
The Independent Trustees noted the competitive nature of the mutual fund marketplace, and that many of the Portfolios’ shareholders invested in the Portfolios in part because of the Portfolios’ relationship with the Investment Adviser and have a general expectation that the relationship will continue. They also noted that shareholders may be able to redeem their Portfolio shares if they believe that the Portfolio fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Profitability
The Independent Trustees reviewed the Investment Adviser’s revenues and pre-tax profit margins with respect to the Trust and each of the Portfolios. In this regard the Independent Trustees reviewed, among other things, profitability analyses and summaries, revenue and expense schedules by Portfolio and by function (i.e., investment management, transfer agency

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

and distribution and service), and expense allocation methodologies, as well as the report of an independent registered public accounting firm regarding the mathematical accuracy and conformity to the Investment Adviser’s allocation methodologies of the Investment Adviser’s schedule of revenues and expenses. Profitability data for the Trust and each Portfolio was provided for 2007 and 2006 (2007 only for the Income Strategies and Satellite Strategies Portfolios), and the Independent Trustees considered this information in relation to the Investment Adviser’s overall profitability. The Independent Trustees considered the Investment Adviser’s revenues and pre-tax profit margins both in absolute terms and in comparison to the information on the reported pre-tax profit margins earned by certain other asset management firms.

Economies of Scale
In considering the management fees payable by the Portfolios (which do not have breakpoints) and the fee breakpoints for the Underlying Funds, the Independent Trustees reviewed information regarding the Investment Adviser’s potential economies of scale, and whether the Portfolios and their shareholders were participating in the benefits of those economies. In this regard, the Independent Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing the fee rates charged by the Investment Adviser with the fee rates charged by other, unaffiliated investment managers to other comparable mutual funds. Upon reviewing these matters at the Annual Contract Meeting in 2008, the Independent Trustees concluded that although the Portfolios’ advisory fees were not subject to breakpoints, the breakpoints in the fees paid by the Underlying Funds benefited the Portfolios and their shareholders, ensuring that benefits of scalability would be passed along to shareholders, including shareholders of the Portfolios, at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates
The Independent Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationship with the Portfolios and the Underlying Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Underlying Funds; (c) soft dollar benefits and research received by the Investment Adviser from broker-dealers in exchange for executing transactions on behalf of the Underlying Funds; (d) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending, an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the cash collateral invests) for certain of the Underlying Funds; (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Portfolios on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Portfolio shareholders; (h) Goldman Sachs’ retention of certain fees as Portfolio Distributor; and (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Portfolios.

Other Benefits to the Funds and Their Shareholders
The Independent Trustees also noted that the Portfolios receive certain other benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those of other funds or accounts managed by the Investment Adviser; (b) improved servicing from vendors because of the volume of business generated by the Investment Adviser and its affiliates; (c) improved servicing from broker-dealers because of the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorably with derivatives counterparties as a result of the size and reputation of the Goldman Sachs organization; (e) the advantage received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; and (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Portfolios because of the reputation of the Goldman Sachs organization.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Conclusion
In connection with their consideration of the Management Agreement, the Independent Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Independent Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Portfolios were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Portfolio’s current and reasonably foreseeable asset levels, and that the Management Agreement should be approved and continued with respect to each Portfolio.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Portfolio Expenses (Unaudited) — Six Month Period Ended June 30, 2008

As a shareholder of Class A, Class B, Class C, Institutional, Service, Class IR or Class R Shares of a Portfolio you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class B and Class C Shares), and redemption fees (if any); and (2) ongoing costs, including Management Fees; distribution and service (12b-1) fees (with respect to Class A, Class B, Class C and R Shares); and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares of a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 through June 30, 2008.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Balanced Strategy Portfolio				Equity Growth Strategy Portfolio				Growth and Income Strategy Portfolio
	Beginning	Ending		Expenses	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account		Paid for the	Account	Account		Paid for the	Account	Account		Paid for the
	Value	Value		6 months ended	Value	Value		6 months ended	Value	Value		6 months ended
Share Class	1/1/08	6/30/08		6/30/08*	1/1/08	6/30/08		6/30/08*	1/1/08	6/30/08		6/30/08*
Class A
Actual	$1,000.00	$969.60		$2.91	$1,000.00	$906.00		$2.80	$1,000.00	$934.60		$2.85
Hypothetical (5% return)	1,000.00	1,021.91	+	2.96	1,000.00	1,021.92	+	2.98	1,000.00	1,021.92	+	2.98

Class B
Actual	1,000.00	965.90		6.57	1,000.00	902.60		6.35	1,000.00	931.60		6.45
Hypothetical (5% return)	1,000.00	1,018.18	+	6.74	1,000.00	1,018.19	+	6.73	1,000.00	1,018.19	+	6.74

Class C
Actual	1,000.00	965.00		6.56	1,000.00	902.90		6.35	1,000.00	931.40		6.45
Hypothetical (5% return)	1,000.00	1,018.18	+	6.74	1,000.00	1,018.19	+	6.73	1,000.00	1,018.19	+	6.74

Institutional
Actual	1,000.00	970.60		0.95	1,000.00	907.70		0.91	1,000.00	936.70		0.93
Hypothetical (5% return)	1,000.00	1,023.90	+	0.97	1,000.00	1,023.91	+	0.97	1,000.00	1,023.91	+	0.97

Service
Actual	1,000.00	969.10		3.39	1,000.00	905.80		3.28	1,000.00	934.00		3.33
Hypothetical (5% return)	1,000.00	1,021.42	+	3.48	1,000.00	1,021.42	+	3.48	1,000.00	1,021.42	+	3.48

Class IR
Actual	1,000.00	970.70		1.80	1,000.00	907.50		1.29	1,000.00	935.70		1.69
Hypothetical (5% return)	1,000.00	1,024.80	+	1.85	1,000.00	1,024.86	+	1.37	1,000.00	1,024.86	+	1.76

Class R
Actual	1,000.00	968.30		4.00	1,000.00	904.90		3.90	1,000.00	932.80		4.05
Hypothetical (5% return)	1,000.00	1,024.86	+	4.11	1,000.00	1,020.77	+	4.13	1,000.00	1,020.68	+	4.23

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

	Growth Strategy Portfolio				Income Strategies Portfolio				Satellite Strategies Portfolio
	Beginning	Ending		Expenses	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account		Paid for the	Account	Account		Paid for the	Account	Account		Paid for the
	Value	Value		6 months ended	Value	Value		6 months ended	Value	Value		6 months ended
Share Class	1/1/08	6/30/08		6/30/08*	1/1/08	6/30/08		6/30/08*	1/1/08	6/30/08		6/30/08*
Class A
Actual	$1,000.00	$915.70		$2.82	$1,000.00	$940.20		$2.80	$1,000.00	$1,003.50		$2.85
Hypothetical (5% return)	1,000.00	1,021.92	+	2.98	1,000.00	1,021.98	+	2.91	1,000.00	1,022.02	+	2.88

Class B
Actual	1,000.00	912.80		6.38	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return)	1,000.00	1,018.19	+	6.74	N/A	N/A		N/A	N/A	N/A		N/A

Class C
Actual	1,000.00	912.80		6.38	1,000.00	936.70		6.40	1,000.00	999.30		6.57
Hypothetical (5% return)	1,000.00	1,018.19	+	6.74	1,000.00	1,018.25	+	6.67	1,000.00	1,018.29	+	6.64

Institutional
Actual	1,000.00	917.40		0.92	1,000.00	941.00		0.87	1,000.00	1,004.10		0.87
Hypothetical (5% return)	1,000.00	1,023.91	+	0.97	1,000.00	1,023.97	+	0.90	1,000.00	1,024.00	+	0.87

Service
Actual	1,000.00	915.30		3.30	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return)	1,000.00	1,021.42	+	3.48	N/A	N/A		N/A	N/A	N/A		N/A

Class IR
Actual	1,000.00	916.70		1.71	1,000.00	939.70		1.65	1,000.00	1,004.70		1.56
Hypothetical (5% return)	1,000.00	1,024.86	+	1.81	1,000.00	1,024.86	+	1.72	1,000.00	1,024.86	+	1.57

Class R
Actual	1,000.00	914.60		3.98	1,000.00	938.80		3.93	1,000.00	1,001.20		4.18
Hypothetical (5% return)	1,000.00	1,020.70	+	4.20	1,000.00	1,020.81	+	4.10	1,000.00	1,020.69	+	4.22

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six month period ended June 30, 2008. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	Class A	Class B	Class C	Institutional	Service	Class IR	Class R

Balanced Strategy	0.59%	1.34%	1.34%	0.19%	0.69%	0.34%	0.84%
Equity Growth Strategy	0.59	1.34	1.34	0.19	0.69	0.34	0.84
Growth and Income Strategy	0.59	1.34	1.34	0.19	0.69	0.34	0.84
Growth Strategy	0.59	1.34	1.34	0.19	0.69	0.34	0.84
Income Strategies	0.57	N/A	1.32	0.17	N/A	0.32	0.82
Satellite Strategies	0.57	N/A	1.32	0.17	N/A	0.32	0.82

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, The Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $828 billion in assets under management as of March 31, 2008 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 80 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market[1]
Fixed Income
■ Enhanced Income Fund
■ Ultra-Short Duration
Government Fund
■ Short Duration Government
Fund
■ Short Duration Tax-Free Fund
■ California AMT-Free
Municipal Fund
■ New York AMT-Free
Municipal Fund
■ Municipal Income Fund
■ Government Income Fund
■ Inflation Protected Securities
Fund
■ U.S. Mortgages Fund
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Investment Grade Credit Fund
■ Global Income Fund
■ High Yield Municipal Fund
■ High Yield Fund
■ Emerging Markets Debt Fund
■ Local Emerging Markets
Debt Fund

Domestic Equity
■ Balanced Fund
■ Growth and Income Fund
■ Structured Large Cap Value Fund
■ Large Cap Value Fund
■ Structured U.S. Equity Fund
■ Structured U.S. Equity Flex Fund
■ Structured Large Cap
Growth Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ All Cap Growth Fund
■ Concentrated Growth Fund
■ Mid Cap Value Fund
■ Growth Opportunities Fund
■ Small/Mid Cap Growth Fund
■ Structured Small Cap Equity Fund
■ Structured Small Cap Value Fund
■ Structured Small Cap
Growth Fund
■ Small Cap Value Fund

Fund of Funds[2]■ Asset Allocation Portfolios
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio

Retirement Strategies[2]

International Equity
■ Structured International Equity Fund
■ Structured International Equity
Flex Fund
■ Strategic International Equity Fund
■ Concentrated International Equity Fund
■ Structured International Small Cap Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Structured Emerging Markets
Equity Fund
■ Emerging Markets Equity Fund
■ Concentrated Emerging Markets
Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)

Specialty[2]■ U.S. Equity Dividend and Premium Fund
■ International Equity Dividend and
Premium Fund
■ Structured Tax-Managed Equity Fund
■ Structured International Tax-Managed
Equity Fund
■ Real Estate Securities Fund
■ International Real Estate Securities Fund
■ Tollkeeper FundSM
■ Commodity Strategy Fund
■ Absolute Return Tracker Fund

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Individual Funds within the Fund of Funds, Retirement Strategies and Specialty categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Fund of Funds, Retirement Strategies or Specialty category.

The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President John M. Perlowski, Senior Vice President and Treasurer Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P.  32 Old Slip, 32nd Floor, New York, New York 10005

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (”SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. When available, the Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Forms N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Fund of Funds Portfolios are subject to underlying portfolio expenses as well as the expenses of the portfolio, and the cost of this type of investment may be higher than a mutual fund that only invests in stocks and bonds.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Portfolios’ entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

Portfolios on the efficient frontier are optimal in both the sense that they offer maximal expected return for some given level of risk and minimal risk for some given level of expected return. The efficient frontier is the line created from the risk-reward graph, comprised of optimal portfolios. The optimal portfolios plotted along the curve have the highest expected return possible for the given amount of risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

Copyright 2008 Goldman, Sachs & Co.  All rights reserved.  11824.MF FFSAR / 281K / 06-08

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	September 5, 2008

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	September 5, 2008